   As filed with the U.S. Securities and Exchange Commission on October 28, 2004
                                                              File No. 811-09035
                                                              File No. 333-65225

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment No. __                                     [  ]
         Post-Effective Amendment No. 6                                      [X]
                                      -

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [  ]
         Amendment No. 7                                                     [X]
                       -

                        (Check appropriate box or boxes.)

                                THE BARRETT FUNDS
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

                       90 Park Avenue, New York, NY 10016
                       ----------------------------------
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (212) 983-5080
        -----------------------------------------------------------------

              Peter H. Shriver, 90 Park Avenue, New York, NY 10016
              ----------------------------------------------------
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                             Michael P. O'Hare, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

 X   immediately upon filing pursuant to paragraph (b)
____ on [Date]pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ on [Date] pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____  This  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

                               BARRETT GROWTH FUND

                             Purchasing high quality
                           growth stocks at reasonable
                    prices for long-term capital appreciation

                                   PROSPECTUS

                                October 28, 2004

                                THE BARRETT FUNDS
                       c/o U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                                 (877) 363-6333

Shares of the Barrett Growth Fund are sold on a no-load basis through investment advisors, consultants, financial planners, brokers, dealers and other investment professionals. Shares are available for IRAs and retirement plans.

As with all mutual funds, the U.S.  Securities and Exchange Commission (SEC) has
not approved or disapproved these securities and does not guarantee the accuracy or  completeness  of  this  Prospectus.  It is a  criminal  offense  to  suggest otherwise.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Investment Goal and Philosophy                                                2
Investment Process                                                            2
Principal Risks of Investing in the Fund                                      2
Fund Performance                                                              3
Fees and Expenses                                                             4
Investment Advisor and Portfolio Management Team                              5
Advisor's Investment Performance                                              6
Additional Information About the Fund's Investments                           7
Purchasing Shares                                                             8
Selling Shares                                                                9
Account Options                                                              10
Retirement Investing                                                         11
Account Instructions                                                         12
Marketing and Distribution                                                   14
Distributions and Taxation                                                   15
Financial Highlights                                                         16

                         Investment Goal and Philosophy

The Barrett Growth Fund seeks to achieve long-term  capital  appreciation and to maximize  after-tax  returns.  The Fund takes a conservative  approach to growth stock investing that emphasizes "Growth at a Reasonable Price." The Fund invests in common stocks of high quality companies that the investment  advisor believes have  superior  growth  potential and stocks that can be purchased at reasonable prices.  The  Fund  has a  long-term  investment  outlook.  The  Fund  generally undertakes a "buy and hold" investment  strategy in order to reduce turnover and maximize after-tax returns.

                               Investment Process

The Fund invests primarily in a diversified  portfolio of common stocks of large and mid-sized U.S. companies selected by the Fund's investment advisor,  Barrett
Associates,  Inc.,  which was founded in 1937. The investment  advisor  performs comprehensive,  independent  research designed to identify companies with proven products and  performance,  strong  fundamental  financial  characteristics  and attractive  growth  prospects.  The advisor seeks  companies that dominate their markets and benefit from technological  advantages,  economies of scale or other factors that limit the ability of  competitors  to enter the same  markets.  The advisor also prefers companies with superior  management and insider  ownership.
Where possible, the investment advisor's portfolio managers frequently meet with the management of companies as part of the investment process.

The  investment  advisor  selects  companies for  investment by the Fund that it believes will  experience  earnings growth in excess of 10% per year or at least
50% higher than the average growth rate of companies in the same industry in the
Standard  & Poor's 500  Composite  Stock  Price  Index  (S&P  500(R)Index).  The
portfolio   management   team   also   evaluates   the   fundamental   financial
characteristics  of companies to identify  those with strong cash flow  combined with low or manageable  debt burdens.  The advisor  believes that such companies are able to sustain  attractive  growth rates,  or grow through  acquisitions or investment in research and development.

Once high quality growth  companies are  identified,  the advisor uses financial statements and fundamental  analysis to identify  companies with stocks that can be purchased at reasonable  prices. The Fund generally seeks to avoid investment in companies with  price-to-earnings  ratios that are significantly in excess of their growth rates.  The advisor  believes that avoiding such overpriced  stocks reduces risk and increases the likelihood  that the Fund will be able to achieve its goal of long-term  capital  appreciation.  On an ongoing basis,  the advisor analyzes the global  economic and financial  outlook in order to anticipate  and respond to changing business,  economic and political trends that may affect the
Fund's existing and prospective  investments.  See "Additional Information About the Fund's Investments" on page 7.

                    Principal Risks of Investing in the Fund

The  principal  risk of  investing  in the Fund is that common  stock prices are subject to market, economic and business risks that will cause them to fluctuate over time.  Although  common stocks have  historically  been a leading choice of long-term  investors,  stock  prices may  decline  over  short or even  extended periods.  Therefore, the value of your investment in the Fund may go up and down and you could lose money. In addition,  the Fund's investment success depends on the skill of the investment advisor in evaluating,  selecting and monitoring the
Fund's assets.  If the advisor's  conclusions about growth rates or stock values are incorrect, the Fund may not perform as anticipated.

To the extent that the Fund invests in foreign  companies,  such investments may involve  political,  economic or currency risks not ordinarily  associated  with
U.S.  securities.  The  Fund  may use  certain  techniques  involving  a form of leverage,  which could have the effect of magnifying the Fund's gains or losses, or could result in increased  volatility of the Fund's share price.  In order to limit such  risks,  the Fund  limits the  percentage  of its assets  that can be exposed to such leveraging techniques.

                                Fund Performance

These  performance  figures are provided in order to give you some indication of the risks of an  investment in the Fund by showing the Fund's  performance  from year to year and by showing how the Fund's  average  annual returns for one year and the life of the Fund compare with a broad measure of market  performance and an index  of funds  with  similar  investment  objectives.  In  addition  to the information  in this  section,  you may also  review  the  investment  advisor's performance record in the section entitled "Advisor's Investment Performance" on page 6.  Please  note  that past  performance  (before  and after  taxes) is not necessarily an indication of how the Fund will perform in the future.

                      Annual Total Return as of December 31

1999                          33.53%
2000                          -4.68%
2001                         -21.37%
2002                         -24.64%
2003                          25.10%

                                          [OBJECT OMITTED]

Best Quarter:         Q4 1999          27.55%
Worst Quarter:        Q1 2001         -19.25%

The Barrett Growth Fund's  performance for calendar year 2004 through  September
30, 2004 was -0.54%

      Average Annual Total Returns for the Periods Ended December 31, 2003:

-------------------------------------- ------------------ ------------------ -----------------------
                                                                                Annualized Since
Barrett Growth Fund                         1 Year             5 Years       Inception (12/29/1998)
-------------------------------------- ------------------ ------------------ -----------------------
Return Before Taxes                         25.10%             -1.16%                -1.11%
-------------------------------------- ------------------ ------------------ -----------------------
Return After Taxes on Distributions         25.10%             -1.27%                -1.23%
-------------------------------------- ------------------ ------------------ -----------------------
Return After Taxes on Distributions
     and Sale of Fund Shares                16.32%             -1.00%                -0.97%
-------------------------------------- ------------------ ------------------ -----------------------
Lipper Large-Cap Growth Funds Index/1/      26.96%             -5.53%                -5.55
-------------------------------------- ------------------ ------------------ -----------------------
S&P 500(R)/2/                               28.68%             -0.57%                -0.77%
-------------------------------------- ------------------ ------------------ -----------------------

/1/ The Lipper Large-Cap Growth Funds Index is an  equally-weighted  performance index, adjusted for capital gains distributions and income dividends,  of the 30 largest  mutual funds within the Growth  Funds  category,  as reported by Lipper
Inc. The performance of the Lipper Large-Cap Growth Funds Index does not reflect the deduction of any fees, expenses or taxes.

/2/ The S&P 500(R)Index is a capitalization-weighted index of five hundred large capitalization  stocks,  which is designed to measure broad domestic  securities markets.  The  performance of the S&P 500(R)Index  reflects the  reinvestment of dividends  and capital  gains,  but does not reflect the  deduction of any fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal  income  tax rates  and do not  reflect  the  impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax  return figures do not apply to you if you hold your Fund shares through  a  tax-deferred  arrangement  such  as  a  401(k)  plan  or  individual retirement account. The Fund's past performance,  before and after taxes, is not necessarily an indication of how it will perform in the future.

                                Fees and Expenses

The following  tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

                          Shareholder Transaction Fees
                    (Fees paid directly from your investment)

Maximum Sales Charge on Purchases                                      None
Sales Charge on Reinvested Dividends                                   None
Redemption Fees                                                        None*
Exchange Fees                                                          None

* Currently,  there is a $15.00 fee assessed by the Fund's custodian bank if you choose to redeem  shares by a bank wire  transfer.  These  fees are  subject  to change.

                         Annual Fund Operating Expenses
                  (Expenses that are deducted from Fund assets)
Advisory Fees                                                          1.00%
Distribution and Service (12b-1) Fees                                  0.25%
Other Expenses                                                         1.54%
--------------
Annual Fund Operating Expenses                                         2.79%
Less Advisor's Fee Waiver/Assumption of Expenses/1/                    1.54%
------------------------------------------------
Actual Total Annual Fund Operating Expenses                            1.25%

/1/ Barrett Associates,  Inc. has contractually  agreed through October 31, 2005 to waive its advisory  fees and/or  assume as its own expense  certain  expenses otherwise  payable by the Fund to the extent  necessary  to ensure  that  Actual
Total Annual Fund  Operating  Expenses do not exceed 1.25% of average  daily net assets.

                                 Expense Example

The  following  Expense  Example shows the expenses that you could pay over time and will help you to compare the cost of  investing in the Fund with the cost of investing in other mutual  funds.  The Expense  Example  assumes that you invest
$10,000  in the Fund for the time  periods  indicated  and then sell all of your shares at the end of those  periods.  The Expense  Example also assumes that you earn a 5% annual return,  that the Fund's operating expenses remain the same and that you reinvest all distributions.  The $10,000 and 5% figures are required by
SEC  rules to aid in  comparisons  between  funds.  Because  actual  return  and expenses will be different, the Expense Example is for comparison purposes only.

One Year          Three Years             Five Years               Ten Years
  $127*              $719*                  $1,337*                 $3,007*

* Please  note that the One Year  example  and only the first  year in the Three
Years,  Five Years and Ten Years  examples  reflect the effect of the investment advisor's  fee waiver and  expense  limitation  agreement.  The  amounts for the second through tenth years assume that the expense  limitation was not continued
beyond the first year. If the expense  limitation  agreement was continued,  the
Three Years,  Five Years and Ten Years  expense  example  amounts would be $397,
$686 and $1,511, respectively.

                Investment Advisor and Portfolio Management Team

Barrett  Associates,  Inc., 90 Park Avenue,  New York,  NY 10016,  serves as the investment  advisor for the Fund and is responsible  for managing the investment of  the  Fund's  portfolio  of  securities.  As  investment  advisor,  the  firm identifies  companies  for  investment,  determines  when  securities  should be
purchased  or  sold  by  the  Fund,   selects  brokers  or  dealers  to  execute
transactions  for the Fund's  portfolio  and votes any proxies  solicited by the
Fund's portfolio companies.

Barrett  Associates,  a subsidiary  of Legg Mason,  Inc.,  Baltimore,  MD, since
February 5, 2001, was founded in 1937 and currently manages  approximately  $1.8 billion of client  assets,  of which  approximately  $1.3 billion is invested in
equity  securities.   The  firm  has  approximately  975  client  relationships,
including  families,   individuals,   foundations  and  other  organizations  or
entities.  Many of the client  relationships are in their third generation.  The
Fund  was  organized  in  order  to  provide  investors  with  a  cost-efficient
opportunity  to  invest  according  to  Barrett  Associates'   long-term  equity
investing  philosophy of "Growth at a Reasonable  Price," without being required to maintain a large account balance.

Barrett  Associates  uses a team  approach for security  selection  and decision making.  The members of the team,  which is led by the firm's  Chief  Investment
Officer,  Robert J. Voccola,  average over twenty years of investment management experience per person.  The following are the names and  backgrounds of the team members.

Robert J. Voccola, C.F.A.
Chief Investment Officer and Managing Director
A graduate of Lehigh  University,  Mr. Voccola received an M.B.A.  from Columbia
University  Graduate  School of Business and has over thirty years of investment experience.  Mr.  Voccola  is a  member  of the New  York  Society  of  Security
Analysts.  Prior to  joining  Barrett  Associates  in 1987,  Mr.  Voccola  was a
Securities  Analyst at Clark,  Dodge & Co. and  Director of  Individual  Account
Management  at  Bernstein-Macaulay.  Mr.  Voccola is Barrett  Associates'  Chief
Investment Officer and a portfolio manager and analyst specializing in the areas of technology, biotechnology, telecommunications and information services.

Peter H. Shriver, C.F.A.
President and Treasurer
Mr. Shriver is a graduate of Drake  University and received his M.B.A.  from New
York  University.  Mr.  Shriver is a member of the New York  Society of Security
Analysts and joined Barrett Associates in 1989. He provides portfolio management and securities research in the following sectors:  financial  services,  medical technology  and  services,  and  media.  Immediately  prior to  joining  Barrett
Associates,  Mr. Shriver served as a Securities  Analyst at Peter B. Cannell and
Co. From 1986 until 1989, he was a Mergers and  Acquisition  Specialist at Henry
Ansbacher & Co.

Michele A. Ward, C.F.A.
Managing Director
Ms. Ward graduated magna cum laude from Yale University with a B.A. in Political
Science and later received a Master's  degree from Yale's School of Organization and  Management.  Ms. Ward joined Barrett  Associates in 2003 and is responsible for the  generation  of new  investment  ideas and the  oversight  of the of the research process.  She is a member of the New York Society of Security Analysts.
Ms. Ward was an analyst and portfolio  manager for Columbus Circle Investors and more recently,  for Retirement System Investors,  where she also served as Chief
Investment Officer. While at Columbia Circle Investors, she managed $500 million in assets for the firm's mid-cap accounts.  Prior to Columbus Circle,  she spent
10 years as a Consultant for Greenwich  Associates,  working with  money-center, super-regional, regional, and foreign banks in their wholesale banking business.

Robert J. Milnamow
Managing Director
Mr. Milnamow holds a B.A. in English from Pennsylvania State University and a M.
B. A. from New York University.  Mr. Milnamow joined Barrett  Associates in 2003 and in addition to his research and portfolio  management  responsibilities,  he assists  in the  generation  of new  business.  He is a  member  of the New York
Society of Security Analysts.  Mr. Milnamow was a research analyst and portfolio manager for Phoenix Securities Group, OppenheimerFunds,  and, more recently, for
Rockefeller  & Co.  While at Phoenix  Securities  Group,  he managed the Phoenix
Total  Return  Fund and the Phoenix  Variable  Annuity  Total  Return  Fund.  At
OppenheimerFunds,  he  managed  the Main  Street  Income and  Growth  Fund.  Mr.
Milnamow was responsible for managing individual high net worth, foundation, and endowment  accounts at  Rockefeller  & Co.  totaling  $2 billion in assets.  Mr.
Milnamow was also Managing Member at Thayer Pond Capital, LLC.

The Fund's investment  management  agreement provides for the payment to Barrett
Associates of a monthly  investment  advisory fee at the annual rate of 1.00% of
the  Fund's  average  daily  net  assets.   However,   Barrett   Associates  has
contractually  agreed through  October 31, 2005 to waive all or a portion of the advisory fee, or to assume as its own expense certain expenses otherwise payable by the Fund in order to limit the Fund's  total  annual  operating  expenses  to
1.25%. As a result,  for the fiscal year ended June 30, 2004, Barrett Associates received  no advisory  fee.  After  October 31,  2005,  Barrett  Associates  may
determine to continue to control Fund operating  expenses under a contractual or voluntary  arrangement,  or it may end the  arrangement.  When the Fund's assets grow to a point  where  expense  limitations  are no longer  necessary,  Barrett
Associates  may seek to recoup  amounts of fees it waived or  expenses  it paid.
Barrett Associates shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid.

                        Advisor's Investment Performance

The tables  below show the  annual  returns  and  long-term  performance  record established by Barrett  Associates  while managing client accounts  according to the same investment goal and strategies as those used for the Fund.  Please note that the performance  results shown are those of the investment  advisor and not the  investment  results of the Fund. The results are not intended to predict or suggest  the return to be  experienced  by the Fund or the return an  individual investor might achieve by investing in the Fund.

The Fund's results may be different from the composite performance figures shown due to, among other  things,  differences  in fees and  expenses.  The composite performance  figures  reflect the  deduction  of all  advisory  fees and trading costs, but do not reflect custody fees, which are paid by clients directly.  The overall expenses of the advisor's client accounts are generally lower than those experienced by Fund  shareholders  and,  therefore,  the performance of the Fund would  generally be lower.  The Fund's  results  also may be  different  because
private   accounts   are  not   subject  to  certain   investment   limitations,
diversification  requirements and other restrictions  imposed on mutual funds by the Investment  Company Act of 1940, as amended,  or the Internal  Revenue Code, which,  if  applicable,  could have  adversely  affected the  performance of the client accounts.

                  Barrett Associates Equity Growth Composite/1/

1993                                           -.29%
1994                                           0.91%
1995                                          34.25%
1996                                          31.93%
1997                                          31.53%
1998                                          26.67%
1999                                          30.83%
2000                                          -7.83%
2001                                         -18.67%
2002                                         -23.36%
2003                                          25.47%
For the 9 months ended 9/30/04                -0.46%

/1/ The Barrett  Associates  Equity Growth  Composite is an unaudited  composite made up of all fully discretionary "equity growth" accounts of $300,000 or more.
It reflects the  reinvestment  of all capital gains and dividends as well as the deduction of all investment  advisory and brokerage fees. All figures are equity only total  return and the  composite  is  capitalization-weighted  by  account.
Individual  account  performance is calculated on the average capital base. This methodology  means that each  change in capital  for an account  during the time period  (monthly) is multiplied by the ratio of days remaining to the total days in the time period.  The sum of the average  changes in capital is then added to the beginning market value to give the average capital base for the time period.
This methodology  differs from the standard SEC method that is used to calculate returns for mutual funds.

                   Barrett Associated Equity Growth Composite
              Average Annual Total Returns as of September 30, 2004

                                                                           Since Inception
                                 1 Year    3 Years    5 Years    10 Years    on 12/31/92
                                 ------    -------    -------    --------    -----------
Barrett Associates
  Equity Growth Composite/1/      9.72%      2.88%     -2.89%      10.87%         9.13%
Lipper Large-Cap Growth
  Funds Index/2/                  7.56%      0.61%     -7.30%       7.56%         7.29%
S&P 500(R)Index/3/               13.87%      4.05%     -1.31%      11.08%        10.38%

/1/ The Barrett  Associates  Equity Growth  Composite is an unaudited  composite made up of all fully discretionary "equity growth" accounts of $300,000 or more.
It reflects the  reinvestment  of all capital gains and dividends as well as the deduction of all investment  advisory and brokerage fees. All figures are equity only total  return and the  composite  is  capitalization-weighted  by  account.
Individual  account  performance is calculated on the average capital base. This methodology  means that each  change in capital  for an account  during the time period  (monthly) is multiplied by the ratio of days remaining to the total days in the time period.  The sum of the average  changes in capital is then added to the beginning market value to give the average capital base for the time period.
This methodology  differs from the standard SEC method that is used to calculate returns for mutual funds.

/2/ The Lipper Large-Cap Growth Funds Index is an  equally-weighted  performance index, adjusted for capital gains distributions and income dividends,  of the 30 largest  mutual funds within the Growth  Funds  category,  as reported by Lipper
Inc. The performance of the Lipper Large-Cap Growth Funds Index does not reflect the deduction of any fees, expenses or taxes.

/3/ The S&P 500(R)Index is a capitalization-weighted index of five hundred large capitalization  stocks,  which is designed to measure broad domestic  securities markets.  The  performance of the S&P 500(R)Index  reflects the  reinvestment of dividends  and capital  gains,  but does not reflect the  deduction of any fees, expenses or taxes.

               Additional Information About the Fund's Investments

The Fund's  investment  objective  is  long-term  capital  appreciation  and the maximization of after-tax returns.  This objective may be changed or modified in the  future  by action  of the  Fund's  Board of  Trustees  without  shareholder approval. However, shareholders would receive advance written notice of any such change.

Types of Investments.  The Fund invests  primarily in common stocks of large and mid-sized  U.S.  companies,  as well as  securities  of  companies  that operate globally, provided that their shares are traded on U.S. stock exchanges. It also may purchase  securities  with an equity  component,  such as  preferred  stock, warrants,  rights or other  securities that are convertible into or exchangeable for shares of common  stock.  The Fund may invest up to 25% of its net assets in foreign  investments,  and will  normally  make  such  investments  through  the purchase of American  Depository  Receipts  (ADRs).  ADRs are receipts issued by
U.S. banks or trust  companies  representing  ownership  interests of securities issued by foreign companies.

From time to time,  the Fund may purchase  options,  futures  contracts or other instruments  (such as  depository  receipts)  that relate to a particular  stock index.  These  investments allow the Fund to quickly invest excess cash in order to gain exposure to the markets until the Fund can purchase  individual  stocks.
For example,  the Fund may purchase  Standard & Poor's  Depository  Receipts(R), which are  receipts  representing  an  ownership  interest in a portfolio of the stocks that make up the S&P 500(R)Index.

The Fund normally intends to remain substantially  invested in common stocks and other equity  securities.  However,  the Fund may invest in high  quality  money market  instruments  during  times when excess cash is generated or when cash is held pending investment in suitable growth stocks. Such money market investments
include  short-term  obligations  of  the  U.S.  government,   its  agencies  or
instrumentalities,  bank obligations, commercial paper, repurchase agreements or money market mutual funds.  Tax-exempt  money market  instruments may be used to minimize the taxable income generated from cash management  investing.  The Fund has authority to invest up to 100% of its assets in such short-term money market instruments  for  temporary  or  defensive  purposes  in  response to extreme or adverse market,  economic or other conditions.  Under these  circumstances,  the
Fund  may  be  unable  to  pursue  its  investment  goal  of  long-term  capital appreciation.

Stock Selection Process. The investment advisor identifies stocks for investment using its own research and analysis  techniques,  and  supplements  its internal research with the research and analysis of major U.S.  investment  and brokerage firms.  When analyzing a company's growth  prospects,  the advisor considers the growth in a company's  market share and unit sales, as well as growth in overall revenues and  earnings  per share.  The  investment  advisor uses a  proprietary database  containing  detailed financial  information of over 6,000 companies to analyze  comparative  growth  rates,  and looks for  companies  that are growing substantially  faster than their peers in the same industries.  The advisor also analyzes the fundamental  financial strength of such companies,  as evidenced by their debt  burden or ability to generate  excess  cash,  in order to  determine whether the company's growth rate can be sustained over time.

Once the investment advisor  identifies a high quality growth company,  it seeks to  purchase  the  company's  stock  at  reasonable  prices.  Using  fundamental financial statement analysis, the advisor compares a company's price-to-earnings ratio with its growth rate in order to evaluate the price of the stock  relative
to  its  future   earnings.   The  advisor   generally   seeks   companies  with
price-to-earnings  multiples as low as one times the company's growth rate. When deciding  between two high quality growth  companies,  the advisor will normally choose the company that has a lower ratio of  price-to-earnings  compared to its growth  rate.  This  approach is designed to allow the Fund to pay a lower price for the future  earnings  stream of one company  versus  another  company with a
similar   earnings   stream.   The  Fund  may   purchase   stocks   with  higher
price-to-earnings  ratios  relative to their growth  rates if market  conditions reflect generally higher stock prices.  The Fund seeks to reduce its exposure to risk by avoiding very small  companies  (those with less than $1 billion  market capitalization),  companies  that have no current  earnings and  companies  that carry excessive debt burdens.

The Fund has a long-term  investment outlook. It generally undertakes a "buy and hold" investment  strategy to reduce portfolio  turnover and maximize  after-tax returns.  When the advisor  anticipates that individual  stocks will be sold, it attempts to manage the  liquidation  process to take advantage of longer holding periods for  favorable  capital  gains tax rates in order to optimize  after-tax return to Fund shareholders.

                                Purchasing Shares

You may  purchase  shares  of the Fund  without  any  sales  charge  through  an investment  advisor,  financial  planner,  broker,  dealer  or other  investment professional.  Shares are also available through "fund supermarkets," or similar programs,  including certain  retirement plan platforms,  that offer access to a broad array of mutual funds.  A completed  application  must be submitted to the
Fund,  along with  payment of the purchase  price by check or wire,  before your account may be opened.  The Fund reserves the right to reject any purchase order or to suspend the offering of its shares.  In particular,  the Fund reserves the right to reject purchase orders that are deemed to be in connection with certain types of trading  activity,  such as market timing,  which may be harmful to the
Fund's shareholders. In compliance with the USA Patriot Act of 2001, please note that the Fund's  transfer agent will verify certain  information on your account application as part of the Fund's anti-money laundering program. As requested on the  application,  you should  supply (as  applicable)  your full name,  date of birth, social security number or tax identification  number and permanent street address.  Mailing addresses  containing a P.O. Box will not be accepted.  If you submit an  incomplete  application,  your  account will not be opened until such time as your application  becomes  complete.  In addition,  the Fund may request additional information for purposes of account verification.  If the Fund or its transfer agent cannot verify certain information,  we may close your account and redeem  your  shares at the next  computed  net asset value per share after your account is closed.

Please note that purchase instructions,  mailing addresses and telephone numbers are set forth in the  Account  Instructions  information  included on page 12 of this Prospectus as well as in the Fund's  Shareholder  Application.  Please call toll free 1-877-363-6333 with any questions.

Minimum  Investments.  The minimum  initial  investment is $2,500 and additional investments  must  total  at least  $50.  The  minimum  initial  investment  for qualified  retirement  accounts is $1,000 ($500 for Coverdell  Education Savings
Accounts) and there is no minimum for subsequent investments.  The Fund also may change or waive its policies concerning minimum investment amounts at any time.

Purchase  Price.  You may buy  shares at the  Fund's  net asset  value per share
(NAV),  which is  calculated  as of the  close of the New  York  Stock  Exchange
(usually 4:00 P.M. eastern time) every day the Fund is open (generally, the same days that the New York Stock Exchange is open). Your order will be priced at the next NAV  calculated  after your  order is  accepted  by the Fund.  The Fund has certain limited  arrangements  that permit third parties to accept orders on the
Fund's behalf,  so that investors can receive the NAV next calculated  after the order is accepted by the third party.

The NAV is determined by dividing the value of the Fund's portfolio  securities, cash and other  assets,  minus all  expenses and  liabilities,  by the number of shares  outstanding.  The Fund's  securities are valued each day at their market value,  which  usually  means  the last  quoted  sale  price  on the  security's principal  exchange on that day. If market quotations are not readily available, securities will be priced at their fair value as determined in good faith by, or under procedures adopted by, the Board of Trustees. The Fund may use independent pricing services to assist in calculating the NAV.

In-Kind  Purchases.  The  Fund  may  permit  investors  to  purchase  shares  by transferring  securities to the Fund that meet the Fund's  investment  objective and policies.  Securities transferred to the Fund will be valued in the same way that  securities in the Fund's  portfolio are valued for purposes of calculating its NAV. Such in-kind purchases generally are taxable transactions to investors.

                                 Selling Shares

You may sell  your  shares  at any  time.  The sale  price  will be the next NAV calculated  after your order is accepted  by the Fund's  transfer  agent,  or by certain third parties who are  authorized to accept  redemption  requests on the
Fund's  behalf.  No fees are imposed by the Fund when shares are sold, but a $15 fee will be assessed by the Fund's  custodian  bank if  redemption  is requested through  bank wire  transfer.  Please note that  selling  instructions,  mailing addresses  and  telephone  numbers  are set  forth in the  Account  Instructions information on page 12 of this  Prospectus as well as in the Fund's  Shareholder
Application. Please call toll free 1-877-363-6333 with any questions.

How To Sell.  You may sell  your  shares by giving  instructions  to the  Fund's transfer agent by mail or by telephone. In order to sell by telephone,  you will need to elect the telephone  redemption  option on the Shareholder  Application.
The  Fund  will  use   reasonable   procedures  to  confirm  that   instructions
communicated by telephone are genuine and, if the procedures are followed,  will not be  liable  for any  losses  due to  unauthorized  or  fraudulent  telephone transactions.  During times of drastic economic or market changes, the telephone redemption  privilege  may be difficult to implement  and the Fund  reserves the right to suspend this privilege.

Certain  written  requests to sell shares  require a  signature  guarantee.  For example,  a signature  guarantee  may be required if you sell a large  amount of shares,  if your address of record on the account  application  has been changed within the last 30 days,  or if you ask that the proceeds be sent to a different person or address.  A signature  guarantee  is used to help  protect you and the
Fund from  fraud.  You can  obtain a  signature  guarantee  from most  banks and securities dealers, but not from a notary public.  Please call the Fund to learn if a  signature  guarantee  is  needed  or to make  sure  that  it is  completed appropriately in order to avoid any processing delays.

Sale Proceeds. The Fund is responsible for processing requests to sell shares on a timely basis. Checks are normally mailed or proceeds are wired on the next day after receipt and  acceptance of selling  instructions  (if received  before the close of regular  trading on the NYSE).  In no event will  proceeds be mailed or wired later than 7 days  following  such receipt and  acceptance  (or earlier if required  by  applicable  law).  If the  shares  being sold have  recently  been purchased by check,  the Fund  reserves the right not to make the sale  proceeds available until it reasonably  believes that the check has been collected.  This process could take up to 10 business days.

Sale proceeds may be wired to your  predesignated bank account at any commercial bank in the United States if the amount is $1,000 or more.  The  receiving  bank may charge a fee for this service. Alternatively, proceeds may be mailed to your bank or to your  account  address of record if the address has been  established for a  minimum  of 60 days.  Proceeds  may be sent to your  pre-designated  bank account by Electronic Funds Transfer (ETF) for no charge.

General  Policies.  The Fund  also  reserves  the  right  to make a  "redemption in-kind"  if the  amount  you are  redeeming  is large  enough  to  affect  Fund operations or if the redemption  would otherwise  disrupt the Fund. For example, the Fund may redeem shares in-kind if the amount  represents more than 1% of the
Fund's assets. When the Fund makes a "redemption  in-kind" it pays the redeeming shareholder in portfolio  securities rather than cash. A redemption in-kind is a taxable transaction to the redeeming  shareholder.  In addition, if your account balance  falls below $1,000 for reasons  other than stock market  movement,  the
Fund may request that you  increase  your  balance.  If it is still below $1,000 after 60 days,  the Fund may  automatically  close your account and send you the proceeds.

                                 Account Options

Automatic  Investment  Plan:  Shareholders  who wish to make regular  additional investments (monthly, bi-monthly, quarterly or yearly) in amounts of $50 or more to an existing  Fund account may do so through the Fund's  Automatic  Investment
Plan.  Under this Plan,  your  designated  bank or other  financial  institution debits a  pre-authorized  amount from your checking account on a business day of your  choosing and applies the amount to the  purchase of Fund shares.  The Fund can accommodate up to four investments per month as long as there are seven days between  investments.  The Fund does not charge a fee for  participating  in the
Automatic  Investment Plan. However, the Fund's transfer agent will charge a $25 service fee against your Fund account for any purchase under this Plan that does not  clear due to  insufficient  funds  or,  if prior to  notifying  the Fund or transfer  agent in writing or by telephone of your  intention to terminate  your participation in this Plan, you close your bank account or in any manner prevent withdrawal of funds from your designated bank account. To use this service,  you must authorize the transfer of funds by completing the Automatic Investment Plan section of the Fund  application,  which may be obtained from the Fund. The Fund reserves the right to suspend, modify or terminate the Automatic Investment Plan without notice.

Exchange  Privileges:  You may  exchange  all or a portion of your shares in the
Fund for shares of either the First American Prime  Obligation Fund or the First
American Tax Free  Obligations  Fund. The  shareholders  of these funds also may exchange into the Fund. Once the Fund receives and accepts an exchange  request, the  purchase  or  redemption  of shares  will be  effected  at the Fund's  next determined NAV.

Systematic Withdrawal Plan:  Shareholders may elect to participate in the Fund's
Systematic  Withdrawal  Plan. By making this election on your Fund  application, you can  arrange  for  automatic  withdrawals  from  your  Fund  account  into a pre-authorized  bank account according to the schedule you select,  which may be on a monthly basis or in certain  designated  months. The Fund does not charge a fee  for  participating  in  the  Systematic  Withdrawal  Plan.  The  Systematic
Withdrawal  Plan  option  may be in any  amount  you  select,  subject to a $100 minimum. To begin  distributions,  a shareholder must have a Fund account valued at $10,000 or more. Normally, shareholders should not make automatic investments in the Fund at the same time they are receiving systematic  withdrawals from the
Fund because such  shareholders  could realize  capital gains on the  systematic withdrawals  from the Fund while they are  automatically  investing in the Fund.
The Systematic Withdrawal Plan may be terminated at any time by written notice.

Please call the Fund toll free at 1-877-363-6333  regarding any of these account options. Please see page 12 for additional account instructions.

                              Retirement Investing

You may purchase Fund shares for use in certain types of tax-deferred  qualified retirement plans such as Individual Retirement Accounts (IRAs). Distributions of
net investment income and capital gains will be automatically  reinvested in the
Fund  through  such plans or  accounts.  Special  applications  are required for certain of these plans or  accounts,  which can be obtained by calling the Fund.
The following is a brief description of the retirement investing options.

Individual  Retirement  Accounts  (IRAs):  If you are not an active  participant
(and, if a joint return is filed,  your spouse is not an active  participant) in an  employer-sponsored  retirement plan, or if you have an adjusted gross income within  certain  specified  limits,  you  are  eligible  to  make  a  deductible contribution  to an  IRA  account.  If  you  are  not  eligible  for  deductible contributions, you may still make nondeductible IRA contributions. Distributions from qualified  retirement  plans may be rolled over into an IRA account holding
Fund shares. You can continue to defer Federal income taxes on your IRA account,
your  rollover  contribution,   and  on  any  income  that  is  earned  on  that
contribution.

U.S.  Bank,  N.A.  makes its  services as an IRA  Custodian  available  for each shareholder  account that is  established  as an IRA. For these  services,  U.S.
Bancorp  receives an annual fee of $15.00 per account (maximum $30.00 per social security number), which is paid directly to U.S. Bancorp by the IRA shareholder.
If the annual  fee is not paid by the date due,  shares of the Fund owned by the shareholder in the IRA account will be automatically sold to pay the annual fee.
U.S. Bancorp may, in its discretion,  hold any initial  contribution  uninvested until the expiration of the seven-day  revocation period.  U.S. Bancorp does not anticipate that it will exercise its discretion but reserves the right to do so.

Traditional IRA: In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution  depending on your income and whether you are an "active  participant" in an  employer-sponsored  retirement plan. Amounts invested are permitted to grow  tax-free  until they are  distributed,  and then distributions  will  be  taxed  except  to  the  extent  that  the  distribution represents  a return  of your own  contributions  for  which you did not claim a deduction.  If you take distributions before age 59 1/2, or fail to begin taking distributions after age 70 1/2, you may experience adverse tax consequences.

Roth IRA: In a Roth IRA,  amounts  contributed to the IRA are not tax deductible at the time of contribution. Amounts invested are permitted to grow tax-free and distributions  from the IRA are not  subject to tax if you have held the IRA for certain minimum periods of time (generally, until age 59 1/2).

Coverdell  Education Savings Account:  In a Coverdell Education Savings Account,
nondeductible  contributions of up to $2,000 per year per child are permitted to grow tax-free. Distributions used to pay for post-secondary educational expenses are not subject to tax.

Simplified  Employee  Pension Plan (SEP): A special IRA program is available for employers  under  which the  employers  may  establish  IRA  accounts  for their employees  in lieu of  establishing  tax-qualified  retirement  plans.  Known as
SEP-IRAs,  they free the employer of many of the  recordkeeping  requirements of establishing and maintaining a tax-qualified retirement plan trust.

Simple IRA: An IRA may also be used in connection with a SIMPLE Plan established by employers (or by a  self-employed  individual).  Under a SIMPLE Plan, you may elect to have your employer make salary reduction  contributions on your behalf, and the employer  must either  match those  contributions  or make  non-elective contributions  for all  eligible  participants  whether  or not they are  making salary reduction contributions. A number of special rules apply to SIMPLE Plans, including  the  following:  (1) a SIMPLE Plan  generally  is  available  only to employers with no more than 100  employees;  (2)  contributions  must be made on behalf of all employees of the employer  (other than  bargaining unit employees)
who satisfy certain minimum  participation  requirements;  (3) contributions are made to a special  SIMPLE IRA that is separate  and apart from the other IRAs of employees;  (4) the  distribution  penalty  tax  (if  otherwise  applicable)  is increased to 25% on withdrawals during the first two years of participation in a
SIMPLE  IRA;  and  (5)  amounts   withdrawn   during  the  first  two  years  of
participation  may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA).

                              Account Instructions

To Open an Account
Regular Account Minimum:  $2,500
Retirement Account Minimum:  $1,000

In Writing
Complete the application.
Mail your application along with your check* made payable to "Barrett Growth
Fund" to:

U.S. Bancorp Fund Services, LLC
Third Floor
615 E. Michigan Street
Milwaukee, Wisconsin 53202

By Telephone**
If your bank is a member of Automated  Clearing House (ACH), your account can be set up with the ACH feature. Complete the portion on your application related to telephone purchases.

By Wire
To obtain  instructions  for Federal Funds wire  purchases for the Fund,  please call U.S. Bancorp at 1-877-363-6333.

Automatically
Automatic  Investment  Plan -  Indicate  on  your  application  which  automatic service(s) you want. Complete and return your application with your investment.

To Add to an Account

Regular Account Minimum:  $50
Retirement Account Minimum:  None

In Writing
Complete the detachable  investment slip from your account statement,  or if the slip is not available,  include a note  specifying the Fund's name, your account number and the name on the account.

Mail the slip, along with your check* made payable to "Barrett Growth Fund" to:

U.S. Bancorp Fund Services, LLC
Third Floor
615 E. Michigan Street
Milwaukee, Wisconsin  53202

By Telephone**
If you have not  already  completed  the portion of the  application  related to telephone purchases,  call 1-877-363-6333 to obtain another  application.  After the request is completed,  call to specify the amount to be  transferred to your account.

By Wire
To obtain  instructions  for Federal Funds wire purchases for the Funds,  please call U.S. Bancorp at 1-877-363-6333.

To Sell Shares

All requests to sell shares from IRA accounts must be in writing.

In Writing

Write a letter of instruction that includes:
- your name(s) and signature(s)
- your account number
- the Fund's name
- the dollar amount you want to sell

Proceeds will be sent to the address of record unless otherwise specified in the letter and accompanied by a signature guarantee.

Mail your letter to:

U.S. Bancorp Fund Services, LLC
Third Floor
615 E. Michigan Street
Milwaukee, Wisconsin 53202

By Telephone**

When you are ready to sell shares,  call 1-877-363-6333 and select how you would like to receive the proceeds:

- Mail check to the address of record
- Wire funds to a domestic financial institution
- Mail to a previously designated alternate address
- Electronically transfer the funds via Electronic Funds Transfer (ETF)

By Wire
Be sure the Fund has your bank account  information  on file.  Proceeds  will be wired to your bank. There is a $15.00 wire fee charged for this service.

Automatically
Systematic Withdrawal Plan - Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like. You must own shares in an open account valued at $10,000 in order to first authorize the Systematic Withdrawal Plan.

* All checks should be in U.S. dollars and drawn on U.S. banks. If your check is returned for any reason,  you may be charged for any  resulting  fees or losses.
Third-party checks will not be accepted.

** Unless you have instructed us otherwise, only one account owner needs to call in redemption requests. All telephone calls are recorded for your protection and reasonable  procedures  are taken to verify the  identity of the caller (such as requiring  the  provision  of your account  number and  taxpayer  identification
number).   If  such  measures  are  followed  to  ensure  against   unauthorized
transactions,  neither the Fund, the Investment Advisor,  the Transfer Agent nor
the Distributor will be responsible for any losses. Written confirmation will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  The Fund  reserves  the right to refuse a request to sell  shares by wire or telephone if it is believed  advisable to do so.  Procedures for selling shares of the Fund by wire or  telephone  may be modified or  terminated  at any time.

                           Marketing and Distribution

The Fund's shares are offered  through  financial  supermarkets  and  retirement plans, investment advisors and consultants, financial planners, brokers, dealers and  other  investment  professionals.  The  Fund's  principal  (i.e.,  primary)
underwriter and national  distributor is T.O. Richardson  Securities,  Inc. Fund shares are offered and sold without any sales charges imposed by the Fund or its distributor.  Investment professionals who offer the Fund's shares are generally paid  separately  by their  individual  clients.  If you invest  through a third party,  the  policies  and fees may be  different  than those  described in this
Prospectus.  For  example,  third  parties  may charge  transaction  fees or set different minimum investment amounts.

The Fund has adopted a  Distribution  Plan pursuant to Rule 12b-1 under the 1940
Act.  Under this Plan,  the Fund will  reimburse the  distributor  or others for amounts spent in connection with the sales and distribution of its shares or for
shareholder   servicing   activities.   Distribution   activities   include  the
preparation, printing and mailing of prospectuses, shareholder reports and sales materials for marketing purposes, marketing activities, advertising and payments to  brokers  or  others  who sell  shares  of the  Fund.  Shareholder  servicing activities include ongoing  maintenance and service of shareholder  accounts for the Fund,  responding to inquiries regarding  shareholder accounts and acting as agent  or  intermediary  between  shareholders  and  the  Fund  or  its  service providers.  The  maximum  amount  that the Fund may pay is 0.25% per year of the average  daily net  assets of the Fund.  Because  these fees are paid out of the
Fund's assets on an ongoing  basis,  over time these fees will increase the cost of your  investment  and may cost  you more  than  paying  other  types of sales charges.  The Fund currently expects that the fees of the Plan will primarily be used to compensate the distributor or the advisor,  and mutual fund supermarkets or retirement plan  recordkeepers for their activities on behalf of the Fund and its shareholders.

U.S. Bancorp Fund Services, LLC serves as the administrator, transfer agent, and dividend  disbursing  agent for the Fund.  The Fund  also may  compensate  other parties who provide  transfer  agency  services in addition to those provided by
U.S. Bancorp Fund Services, LLC. U.S. Bank, N.A. serves as the custodian for the
Fund.

                           Distributions and Taxation

Dividends and Distributions.  The Fund will distribute  substantially all of the net  investment  income and  capital  gain that it has  realized  on the sale of securities. These income and gain distributions will generally be paid once each year, on or before December 31st. Distributions will automatically be reinvested in  additional  shares of the Fund,  unless you elect to have the  distributions paid to you in  cash.  There  are no  sales  charges  or  transaction  fees  for reinvested dividends and all shares will be purchased at NAV.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.

Avoid  "Buying a Dividend." If you buy shares when the Fund has realized but not yet  distributed  income or capital  gains,  you will be "buying a dividend"  by paying the full price for the shares and then  receiving  a portion of the price back in the form of a taxable distribution.

Tax  Considerations.  In general,  Fund distributions are taxable to you (unless your investment is through an IRA or qualified  retirement plan or account),  as either  ordinary  income or capital gain. This is true whether you reinvest your
distributions   in  additional  Fund  shares  or  receive  them  in  cash.  Fund distributions of short-term capital gains are taxable to you as ordinary income.
Fund  distributions of long-term  capital gains are taxable as long-term capital gains no matter  how long you have owned  your  shares.  A portion of the income dividends  paid to you by the  Fund  may be  qualified  dividends  eligible  for taxation at long-term capital gain rates.

Backup  Withholding.  By law,  the Fund must  withhold a portion of your taxable distributions and sales proceeds unless you:

|X|      provide your correct social security or taxpayer identification number,
|X|      certify that this number is correct,
|X|      certify that you are not subject to backup withholding, and
|X|      certify that you are a U.S. person (including a U.S. resident alien).

The  Fund  also  must  withhold  distributions  and  sales  proceeds  if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

Other Tax Information.  When you sell your shares in the Fund, you may realize a capital gain or loss. For tax purposes, an exchange of Fund shares for shares of either the First American Prime  Obligation  Fund or the First American Tax Free
Obligations  Fund is the same as a sale. Fund  distributions  and gains from the sale of your Fund  shares  generally  are  subject  to state  and  local  taxes.
Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification  requirements.  Because everyone's tax situation is unique, always consult your tax professional about federal,  state, local or foreign tax consequences.

                              Financial Highlights

The financial  highlights  table is intended to help you  understand  the Fund's financial  performance  for the fiscal  year  ended June 30,  2004 and since the
Fund's  commencement  of  operations.  Certain  information  reflects  financial results for a single Fund share.  The total returns in the table  represents the rate that an investor  would have earned (or lost) on an  investment in the Fund
(assuming reinvestment of all dividends and distributions). This information has been  audited by Tait,  Weller and Baker,  whose  report,  along with the Fund's financial statements,  are included in the Fund's Annual Report to Shareholders, which is available upon request.

Per share data for a share of  beneficial  interest  outstanding  for the entire period and selected information for the period are as follows:

                                                      Fiscal Year Ended June 30,
                                           ---------------------------------------------
                                              2004     2003      2002     2001     2000
                                              ----     ----      ----     ----     ----
NET ASSET VALUE
Beginning of fiscal year                     $8.12   $ 8.07    $10.35   $14.06   $10.94
                                             -----   ------    ------   ------   ------

OPERATIONS
   Net investment loss/1/                    (0.02)      --     (0.01)   (0.02)   (0.03)
   Net realized and unrealized gains
      (losses) on securities                  1.29     0.05     (2.27)   (3.62)    3.40
                                              ----     ----    ------   ------     ----

        Total from investment operations      1.27     0.05     (2.28)   (3.64)    3.37
                                              ----     ----    ------   ------     ----

LESS DISTRIBUTIONS
   Distributions from capital gains             --       --        --    (0.07)   (0.25)
                                             -----    -----     -----   ------   ------

NET ASSET VALUE
   End of fiscal year                        $9.39   $ 8.12    $ 8.07   $10.35   $14.06
                                             =====   ======    ======   ======   ======

Total Return                                 15.64%    0.62%   (22.03%) (25.90%)  30.92%

Net assets at end of fiscal year (000s
omitted)                                   $17,426  $14,899   $14,848  $15,493  $21,440

RATIO OF EXPENSES TO AVERAGE NET ASSETS
   Before expense reimbursement               2.79%    2.60%     2.48%    2.27%    2.81%
   After expense reimbursement                1.25%    1.25%     1.25%    1.25%    1.25%

RATIO OF NET INVESTMENT LOSS  TO AVERAGE
NET ASSETS
   Before expense reimbursement              (1.74%)  (1.35%)   (1.35%)  (1.36%)  (1.85%)
   After expense reimbursement               (0.20%)   0.00%    (0.12%)  (0.34%)  (0.29%)

Portfolio turnover rate                         51%      23%       38%      39%      35%

/1/ Net  investment  income  (loss)  per share is  calculated  using the  ending balances  prior to  consideration  or  adjustment  for  permanent  book-  to-tax differences.

                               BARRETT GROWTH FUND
                       c/o U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                            Toll Free: (877) 363-6333

                               INVESTMENT ADVISOR
                            Barrett Associates, Inc.
                                 90 Park Avenue
                               New York, NY 10016

                                   DISTRIBUTOR
                        T.O. Richardson Securities, Inc.
                               2 Bridgewater Road
                              Farmington, CT 06032

                        ADMINISTRATOR, FUND ACCOUNTANT &
                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                                  LEGAL COUNSEL
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                             ADDITIONAL INFORMATION

A Statement of Additional  Information  (SAI)  contains  additional  information about the Fund and is incorporated by reference into this Prospectus. The Fund's
Annual and Semi-Annual  reports to shareholders  contain additional  information about the Fund's  investments.  In the  Fund's  annual  report,  you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's  performance  during its last fiscal year.  You may obtain a free copy of any of these  documents  by calling  or writing  the Fund using the contact  information  shown  above.  You may also obtain a copy by visiting  our website at  www.barrettfunds.com.  You may also call the toll-free  number shown above to request other  information about the Fund and to make other shareholder inquiries.  In addition,  you may review and copy the SAI and other  information about the Fund by visiting the SEC's Public Reference Room in Washington,  DC or
by  visiting  the EDGAR  Database  on the SEC's  website at  http://www.sec.gov.
Copies of this information  also may be obtained,  upon payment of a duplicating fee, by writing to the SEC's Public Reference Section, Washington, DC 20549-0102
or by  electronic  request  at  publicinfo@sec.gov.  You  may  call  the  SEC at
202-942-8090  for information  about the operation of the Public Reference Room.
SEC File No. 811-9035

                               BARRETT GROWTH FUND

                                THE BARRETT FUNDS
                                 90 Park Avenue
                               New York, NY 10016
                                 (877) 363-6333

                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated October 28, 2004

     This  Statement  of  Additional  Information  (SAI)  relates to the Barrett
Growth  Fund,  which is a series of The Barrett  Funds,  a  registered  open-end management investment company commonly known as a mutual fund. This SAI is not a
Prospectus  and should be read in  conjunction  with the Prospectus for the Fund dated  October 28, 2004.  The  Prospectus  may be obtained,  free of charge,  by writing or calling the Fund at the address and toll-free number shown above.

GENERAL INFORMATION

     The Barrett  Growth Fund (the "Fund") is a series of The Barrett  Funds,  a statutory  trust  organized in the state of Delaware on September  30, 1998 (the
"Trust").  The Trust is an open-end  management  investment  company  registered under the Investment  Company Act of 1940, as amended (the "1940 Act"), which is authorized  to  issue  multiple  series  and  classes  of  shares.  Each  series represents  interests  in a  separate  portfolio  of  investments.  The Trust is authorized to issue an unlimited  number of shares of beneficial  interest,  par value $0.001.  The Barrett Growth Fund is the first and only series of the Trust and is classified as a "diversified"  series as that term is defined in the 1940
Act.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

     The Fund's investment  objective is long-term capital  appreciation and the maximization  of after-tax  returns.  The Fund seeks to achieve its objective by investing  primarily in a  diversified  portfolio of common  stocks of large and mid-sized growth companies.  The Fund's investment objective is not fundamental, and therefore may be changed in the future by action of the Board of Trustees of the  Trust.  Shareholders  would  not be  asked  to  vote on any  change  in the investment objective, but would receive ample advance written notice of any such change.

     The Fund's Prospectus outlines the principal  investment  strategies of the
Fund.  The  following  discussion  of  investment   techniques  and  instruments
supplements  and should be read in conjunction  with the investment  information set  forth  in the  Fund's  Prospectus,  and  includes  some  information  about strategies that are not considered to be principal  investment  strategies.  The investment  practices  described  below,  except for the  discussion  of certain investment restrictions,  are not fundamental and may be changed by the Board of
Trustees  without  the  approval  of the  shareholders.  In  seeking to meet the investment  objective  of the  Fund,  the  Fund's  investment  advisor,  Barrett
Associates,  Inc. (the  "Advisor"),  may cause the Fund to invest in any type of security  whose  characteristics  are  consistent  with  the  Fund's  investment objective.  The securities in which the Fund may invest include those  described below.

Convertible Securities

     Traditional  convertible  securities  include  corporate  bonds,  notes and preferred  stocks that may be converted into or exchanged for common stock,  and other  securities  that also provide an  opportunity  for equity  participation.
These securities are generally  convertible either at a stated price or a stated
rate  (that is,  for a  specific  number  of  shares  of  common  stock or other security).  As with other  fixed-income  securities,  the price of a convertible security to some extent varies inversely with interest rates.  While providing a fixed-income  stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible  security  also  affords the  investor an  opportunity,  through its conversion  feature,  to participate in the capital  appreciation  of the common stock into which it is convertible. As the market price of the underlying common stock declines,  convertible  securities  tend to trade  increasingly on a yield basis and so may not experience  market value declines to the same extent as the underlying  common stock.  When the market price of the underlying  common stock increases,  the price of a convertible security tends to rise as a reflection of the value of the  underlying  common stock.  To obtain such a higher yield,  the
Fund may be  required to pay for a  convertible  security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible  security will  generally be held for as long as the
Advisor  anticipates such stock will provide the Fund with  opportunities  which are consistent with the Fund's investment objective and policies.

Warrants and Rights

     The Fund may invest in warrants;  however,  not more than 10% of the Fund's total assets (at the time of purchase)  will be invested in warrants  other than warrants  acquired in units or attached to other  securities.  Warrants are pure speculation  in that they have no voting  rights,  pay no dividends  and have no rights with  respect to the assets of the  corporation  issuing  them.  Warrants basically are options to purchase  equity  securities at a specific  price valid for a  specific  period  of  time.  They  do  not  represent  ownership  of  the securities, but only the right to buy them. Warrants differ from call options in that  warrants are issued by the issuer of the security that may be purchased on their  exercise,  whereas call  options may be written or issued by anyone.  The prices  of  warrants  do not  necessarily  move  parallel  to the  prices of the
underlying   securities.   Rights  represent  a  preemptive  right  to  purchase
additional shares of stock at the time of new issuance,  before stock is offered to the general  public,  so that the  stockholder  can retain the same ownership percentage after the offering.

Illiquid Securities

     The Fund may invest up to 15% of its net assets in illiquid securities. The term  "illiquid  securities"  for this purpose means  securities  that cannot be
disposed  of  within  seven  days  in  the   ordinary   course  of  business  at
approximately  the amount at which the Fund has valued the securities.  Illiquid securities  are  considered to include  generally,  among other things,  certain written over-the-counter  options,  securities or other liquid assets being used as cover for such options,  repurchase  agreements  with maturities in excess of seven days,  certain loan  participation  interests and other  securities  whose disposition is restricted under the federal securities laws. The Fund's illiquid investments may include  privately placed securities that are not registered for sale under the Securities Act of 1933, as amended (the "1933 Act").

Rule 144A Securities

     The Fund may invest in securities  that are  restricted  as to resale,  but which are regularly traded among qualified institutional buyers because they are exempt under Rule 144A from the  registration  requirements of the 1933 Act. The
Board of  Trustees  of the Trust has  instructed  the  Advisor to  consider  the following  factors in determining  the liquidity of a security  purchased  under
Rule 144A: (i) the frequency of trades and trading volume for the security; (ii)
whether at least three  dealers are willing to purchase or sell the security and the number of potential  purchasers;  and (iii) whether at least two dealers are making a market  in the  security  (the  method  of  soliciting  offers  and the mechanics of transfer).  Although having delegated the day-to-day functions, the
Board of Trustees will continue to monitor and periodically review the Advisor's selection of Rule 144A securities, as well as the Advisor's determinations as to their liquidity. Investing in securities under Rule 144A could affect the Fund's illiquidity to the extent that  qualified  institutional  buyers  become,  for a time,  uninterested  in  purchasing  these  securities.  After the purchase of a security under Rule 144A, the Board of Trustees and the Advisor will continue to monitor the  liquidity of that security to ensure that the Fund has no more than
15% of its net assets in illiquid securities.

When Issued, Delayed Delivery Securities and Forward Commitments

     The Fund may enter into  forward  commitments  for the  purchase or sale of securities,  including on a "when issued" or "delayed  delivery" basis in excess of  customary  settlement  periods  for the type of security  involved.  In some cases,  a  forward  commitment  may be  conditioned  upon  the  occurrence  of a subsequent  event,  such as approval  and  consummation  of a merger,  corporate reorganization or debt  restructuring,  i.e., a when, as and if issued security.
When such  transactions  are  negotiated,  the price is fixed at the time of the commitment,  with payment and delivery  taking place in the future,  generally a month or more after the date of the  commitment.  While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may  sell the  security  before  the  settlement  date if it is  deemed advisable.

     Securities  purchased  under a forward  commitment  are  subject  to market fluctuation,  and no interest  (or  dividends)  accrues to the Fund prior to the settlement  date. The Fund will segregate with its Custodian cash or liquid high grade debt securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

American Depository Receipts

     The Fund may make  foreign  investments  through the  purchase  and sale of sponsored  or  unsponsored  American  Depository  Receipts  ("ADRs").  ADRs  are
receipts  typically  issued  by a U.S.  bank or  trust  company  which  evidence ownership of underlying securities issued by a foreign corporation. The Fund may purchase ADRs whether they are "sponsored" or  "unsponsored."  "Sponsored"  ADRs are issued  jointly by the issuer of the  underlying  security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security.  Holders of unsponsored ADRs generally bear all the costs of such  facilities  and the depository of an  unsponsored  facility  frequently is under no obligation to distribute shareholder  communications  received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited  securities.  Therefore,  there may not be a correlation between  information  concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the  foreign  country of source  which will have the effect of  reducing  the income distributable to shareholders.

U.S. Government Securities

     U.S.  government  securities are obligations of, or guaranteed by, the U.S.
government,  its agencies or  instrumentalities.  The U.S.  government  does not guarantee  the net  asset  value of the  Fund's  shares.  Some  U.S.  government securities,  such as Treasury bills, notes and bonds, and securities  guaranteed by the Government National Mortgage Association  ("GNMA"),  are supported by the full faith and credit of the United States; others, such as those of the Federal
Home Loan  Banks,  are  supported  by the right of the issuer to borrow from the
U.S.  Treasury;   others,  such  as  those  of  the  Federal  National  Mortgage
Association ("FNMA"),  are supported by the discretionary  authority of the U.S.
government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing  Association,  are supported only by the credit of the instrumentality.  U.S. government securities include securities that have no coupons,  or have been stripped of their unmatured interest coupons,  individual interest  coupons from such securities that trade  separately,  and evidences of receipt of such  securities.  Such  securities  may pay no cash income,  and are purchased at a deep discount from their value at maturity.  Because  interest on zero coupon  securities is not distributed on a current basis but is, in effect, compounded,  zero coupon  securities  tend to be subject to greater  market risk than interest-payment  securities,  such as CATs and TIGRs, which are not issued by the  U.S.  Treasury,  and  therefore,  are not  U.S.  government  securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury.  Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. government.

Bank Obligations

     Certificates of deposit are short-term  obligations of commercial  banks. A bankers'  acceptance  is a time draft drawn on a commercial  bank by a borrower, usually in connection with international commercial  transactions.  Certificates of deposit may have fixed or variable rates.

Loans of Portfolio Securities

     The Fund may lend its investment  securities to approved borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales,  avoiding  failures to deliver  securities or completing  arbitrage operations. By lending its investment securities,  the Fund attempts to increase its income  through the receipt of interest on the loan. Any gain or loss in the market  price of the  securities  loaned that might occur during the term of the loan  would be for the  account  of the Fund.  The Fund may lend its  investment securities to qualified  brokers,  dealers,  domestic and foreign banks or other financial  institutions,  so long as the terms,  the structure and the aggregate amount  of such  loans are not  inconsistent  with the 1940 Act or the rules and regulations or  interpretations of the U.S.  Securities and Exchange  Commission
(the "SEC")  thereunder,  which currently  require that: (a) the borrower pledge and maintain with the Fund collateral  consisting of cash, an irrevocable letter of credit  issued by a bank or  securities  issued or  guaranteed  by the United
States government having a value at all times not less than 100% of the value of the  securities  loaned;  (b) the borrower add to such  collateral  whenever the price of the securities  loaned rises (i.e.,  the borrower "marks to the market"
on a daily basis);  (c) the loan be made subject to  termination  by the Fund at any time; and (d) the Fund receives  reasonable  interest on the loan (which may include the Fund investing any cash  collateral in interest  bearing  short-term
investments).   All   relevant   facts   and   circumstances,    including   the
creditworthiness  of the broker,  dealer or  institution,  will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

     At the present time,  the staff of the SEC does not object if an investment company pays reasonable  negotiated fees in connection with loaned securities so long as such  fees are set  forth in a  written  contract  and  approved  by the investment company's Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

Repurchase Agreements

     When the Fund enters into a repurchase  agreement,  it purchases securities from a bank or  broker-dealer  which  simultaneously  agrees to  repurchase  the securities at a mutually  agreed upon time and price,  thereby  determining  the yield during the term of the  agreement.  As a result,  a  repurchase  agreement provides a fixed rate of return  insulated from market  fluctuations  during the term of the agreement.  The term of a repurchase  agreement  generally is short, possibly  overnight  or for a few days,  although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. The Fund may not enter into a repurchase  agreement having more than seven days remaining to maturity if, as a result,  such  agreement,  together with any other illiquid securities held by the Fund,  would exceed 15% of the value of the net assets of the Fund.

     In the event of  bankruptcy  or other default by the seller of the security under a repurchase agreement, the Fund may suffer time delays and incur costs or possible losses in connection  with the  disposition of the collateral.  In such event,  instead of the contractual  fixed rate of return,  the rate of return to the Fund would be dependent upon intervening fluctuations of the market value of the underlying  security and the accrued interest on the security.  Although the
Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations  following the failure of the seller to  perform,  the  ability  of the Fund to  recover  damages  from a  seller  in bankruptcy or otherwise in default would be reduced.

Reverse Repurchase Agreements

     Reverse repurchase  agreements involve sales of portfolio securities of the
Fund to  member  banks of the  Federal  Reserve  System  or  securities  dealers believed creditworthy,  concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price which is generally equal to the original  sales price plus interest.  The Fund retains record  ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase transaction,  the Fund will segregate cash, U.S. government securities,  equity securities and/or investment and  non-investment  grade debt  securities in an amount equal to the repurchase price. Any assets held in any segregated securities,  options,  futures, forward contracts or other  derivative  transactions  shall be liquid,  unencumbered and marked-to-market  daily  (any  such  assets  held in a  segregated  account  are referred to in this Statement of Additional Information as "Segregated Assets").

     A reverse  repurchase  agreement involves the risk that the market value of the  securities  retained  by the  Fund  may  decline  below  the  price  of the securities the Fund has sold but is obligated to repurchase under the agreement.
In the event the buyer of securities under a reverse repurchase  agreement files for  bankruptcy  or becomes  insolvent,  the Fund's use of the  proceeds  of the agreement may be restricted  pending a determination  by the other party, or its trustee or receiver,  whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings and as such, are subject to the same investment limitations.

Borrowing

     The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate  redemptions subject to the fundamental  investment restriction described below under the heading  "Investment  Restrictions." The Fund will not borrow money in excess of 33 1/3% of the value of its total assets. The Fund has no intention of increasing its net income through borrowing.  Any borrowing will be done from a bank with the required  asset  coverage of at least 300%.  In the event  that such asset  coverage  shall at any time fall  below  300%,  the Fund shall,  within three days  thereafter (not including  weekends or holidays),  or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its  borrowings  to such an extent  that the  asset  coverage  of such borrowings shall be at least 300%.

Futures

     The Fund may enter  into  contracts  for the  purchase  or sale for  future delivery of securities.  A purchase of a futures  contract means the acquisition of a  contractual  right to obtain  delivery  to the Fund of the  securities  or foreign  currency  called for by the  contract at a  specified  price and future date.  When the Fund enters into a futures  transaction,  it must deliver to the futures  commission  merchant  selected  by the Fund an  amount  referred  to as
"initial margin." This amount is maintained by the futures  commission  merchant in segregated  account at the custodian bank.  Thereafter,  a "variation margin"
may be paid by the  Fund  to,  or  drawn  by the  Fund  from,  such  account  in accordance  with controls set for such  accounts,  depending upon changes in the price of the underlying securities subject to the futures contract.

     The Fund may enter into futures  contracts and engage in options on futures to the extent that no more than 5% of the Fund's  assets are required as futures contract  margin  deposits  and  premiums  on  options,  and may  engage in such transactions to the extent that obligations relating to such futures and related options  on  futures  transactions  represent  not more  than 25% of the  Fund's assets.

     The Fund will enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading
Commission for sale to customers in the United States, on foreign exchanges.  In addition,  the Fund may sell stock index futures in anticipation of, or during a market  decline  to attempt to offset  the  decrease  in market  value of common stocks that might otherwise result;  and the Fund may purchase such contracts in order to  offset  increases  in the cost of common  stocks  that it  intends  to purchase.  Unlike  other  futures  contracts,  a stock  index  futures  contract specifies  that no delivery of the actual  stocks  making up the index will take place.  Instead,  settlement  in cash must  occur  upon the  termination  of the contract.  While  futures  contracts  provide for the  delivery  of  securities, deliveries usually do not occur.  Contracts are generally terminated by entering into offsetting transactions.

     The Fund may enter into futures  contracts  to protect  against the adverse effects of fluctuations in security  prices,  interest or foreign exchange rates without  actually  buying or selling the  securities  or foreign  currency.  For example,  if interest rates are expected to increase,  the Fund might enter into futures  contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent  value of the debt securities  owned by the Fund. If interest  rates did increase,  the value of the debt  securities in the portfolio would decline,  but the value of the futures contracts to the Fund would increase at  approximately  the same rate,  thereby  keeping the net asset value of the Fund from declining as much as it otherwise would have.  Similarly, when it is expected that interest rates will decline,  futures  contracts may be purchased to hedge in  anticipation  of  subsequent  purchases of  securities at higher prices.  Since the fluctuations in the value of futures  contracts should be similar to those of debt  securities,  the Fund could take  advantage  of the anticipated rise in value of debt securities  without actually buying them until the  market  had  stabilized.  At that  time,  the  futures  contracts  could be liquidated and the Fund could then buy debt securities on the cash market.

     To the extent that market prices move in an unexpected direction,  the Fund may not achieve the anticipated  benefits of futures  contracts or may realize a loss. For example,  if the Fund is hedged against the possibility of an increase in interest rates which would  adversely  affect the price of securities held in its portfolio and interest rates decrease  instead,  the Fund would lose part or all of the  benefit of the  increased  value  which it has because it would have offsetting losses in its futures position. In addition,  in such situations,  if the Fund had  insufficient  cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements.  Such sales of securities may, but will not  necessarily,  be at increased  prices that reflect the rising market.  The Fund may be  required to sell  securities  at a time when it may be disadvantageous to do so.

Options

     The Fund may invest in options that are listed on U.S.  exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options  positions and this may have an adverse  impact on the Fund's ability to effectively  hedge its  securities.  The Fund considers over-the-counter options to be illiquid.  Accordingly, the Fund will only invest in such options to the extent  consistent  with its 15% limit on  investments in illiquid  securities.  The Fund may  purchase  and write call or put  options on securities  but will  only  engage  in  option  strategies  for  non-speculative purposes.  In addition,  the Fund will only engage in option transactions (other than index  options) to the extent that no more than 25% of its total assets are subject to obligations relating to such options.

     Purchasing Call Options - The Fund may purchase call options on securities.
When the Fund purchases a call option,  in return for a premium paid by the Fund to the writer of the  option,  the Fund  obtains  the right to buy the  security underlying the option at a specified  exercise price at any time during the term of the option.  The writer of the call option has the  obligation to deliver the underlying  security  against  payment of the exercise  price.  The advantage of purchasing call options is that the Fund may alter portfolio characteristics and
modify  portfolio   maturities   without  incurring  the  cost  associated  with
transactions.

     The Fund may,  following  the  purchase  of a call  option,  liquidate  its position by  effecting  a closing  sale  transaction.  This is  accomplished  by selling an option of the same  series as the option  previously  purchased.  The
Fund will realize a profit from a closing sale transaction if the price received on the  transaction  is more than the premium paid to purchase the original call option.  The Fund will  realize a loss from a closing  sale  transaction  if the price received on the  transaction is less than the premium paid to purchase the original call option.

     Although the Fund will generally purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an exchange will exist for any particular  option, or at any particular  time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing  transactions in particular options,  with the result that the Fund would have to exercise its options in order to realize  any profit and would  incur  brokerage  commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by the Fund may expire  without any value to the Fund,  in which event it would realize a capital loss which will be  short-term  unless the option was held for more than one year.

     Covered Call Writing - The Fund may write covered call options from time to time on such portions of its portfolio, without limit, as the Advisor determines is  appropriate  in seeking to achieve  the  Fund's  investment  objective.  The advantage  to the Fund of writing  covered  calls is that it  receives a premium which is additional  income.  However,  if the security rises in value, the Fund may not fully participate in the market appreciation.

     During  the  option  period for a covered  call  option,  the writer may be assigned an exercise notice by the  broker-dealer  through whom such call option was sold,  requiring  the  writer to deliver  the  underlying  security  against payment of the exercise price. This obligation is terminated upon the expiration of the  option  or upon  entering  a  closing  purchase  transaction.  A closing purchase transaction,  in which the Fund, as writer of an option, terminates its obligation by purchasing an option of the same security as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being  called,  to permit the sale of the  underlying  security or to enable the
Fund to write  another  call  option on the  underlying  security  with either a different  exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction  depending upon whether the net amount of the original  premium received on the call option is more or less than the cost of effecting the closing purchase  transaction.  Any loss incurred in a closing purchase  transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security.
Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option  expires  unexercised,  the Fund will realize a short-term capital  gain in the amount of the  premium on the  option  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will  realize a gain or loss from the sale of the  underlying  security equal to the  difference  between the cost of the  underlying  security  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option less the commission paid.

     The Fund will write call options only on a covered basis,  which means that the Fund will own the underlying  security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the
Fund would be required to continue to hold a security  which it might  otherwise wish to sell or deliver a security it would want to hold.  The exercise price of a call option may be below,  equal to or above the current  market  value of the underlying security at the time the option is written.

     Purchasing Put Options - The Fund may purchase put options.  The Fund will, at all times  during which it holds a put option,  own the  security  covered by such option.

     A put  option  purchased  by the Fund gives it the right to sell one of its securities  for an  agreed  price up to an  agreed  date.  The Fund  intends  to purchase  put options in order to protect  against a decline in the market value of the  underlying  security  below the exercise price less the premium paid for the option  ("protective  puts"). The ability to purchase put options will allow the Fund to protect unrealized gains in an appreciated security in the portfolio without actually  selling the security.  If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such  option.  Such sale will result in a net gain or loss  depending on whether the  amount  received  on the sale is more or less  than the  premium  and other transaction costs paid on the put option which is sold.

     The  Fund  may  sell  a  put  option  purchased  on  individual   portfolio
securities.  Additionally,  the Fund may enter into closing sale transactions. A closing sale  transaction is one in which the Fund,  when it is the holder of an outstanding  option,  liquidates  its  position by selling an option of the same security as the option previously purchased.

     Writing  Put  Options - The Fund may also  write put  options  on a secured basis which means that the Fund will  maintain in a segregated  account with its custodian segregated assets in an amount not less than the exercise price of the option at all times during the option  period.  The amount of segregated  assets held in the  segregated  account  will be  adjusted  on a daily basis to reflect changes in the market value of the securities  covered by the put option written by the Fund.  Secured put options  will  generally  be written in  circumstances where the Advisor  wishes to purchase  the  underlying  security  for the Fund's portfolio  at a price lower than the current  market price of the  security.  In such  event,  the Fund would  write a secured  put option at an  exercise  price which,  reduced by the premium received on the option,  reflects the lower price it is willing to pay.

     Following  the writing of a put option,  the Fund may wish to terminate the obligation  to buy the  security  underlying  the option by  effecting a closing purchase  transaction.  This is  accomplished  by  buying  an option of the same security as the option previously  written.  The Fund may not,  however,  effect such a closing  transaction  after it has been  notified of the  exercise of the option.

     Straddles  -  The  Fund  may  write  covered  straddles   consisting  of  a
combination  of a call and a put  written  on the same  underlying  security.  A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise  price of the call and put are the same, or the exercise price of the call is higher than that of the put.

Index Options

     The Fund may purchase exchange-listed put and call options on stock indices and sell such options in closing sale  transactions  for hedging  purposes.  The
Fund may purchase call options on broad market  indices to  temporarily  achieve market exposure when the Fund is not fully invested.  The Fund may also purchase exchange-listed  call options on particular  market  segment  indices to achieve temporary exposure to a specific industry.  The Fund may purchase put options on broad market  indices in order to protect its fully  invested  portfolio  from a general market decline.  Put options on market segments may be bought to protect the Fund from a decline in value of heavily  weighted  industries  in the Fund's portfolio.  Put  options  on stock  indices  may be used to  protect  the Fund's investments  in the case of a major  redemption.  While the option is open,  the
Fund will maintain a segregated account with its custodian in an amount equal to the market value of the option.

     Options on indices are similar to regular  options except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than
(in the case of a call) or lesser than (in the case of a put) the exercise price of the  option.  This  amount  of cash is equal to the  difference  between  the closing  price of the index and the  exercise  price of the option  expressed in dollars times a specified multiple (the "multiplier").

Risks of Options

     The  purchase and writing of options  involves  certain  risks.  During the option  period,  the  covered  call writer has, in return for the premium on the option,  given  up the  opportunity  to  profit  from a  price  increase  in the underlying  securities above the exercise price,  but, as long as its obligation as a writer  continues,  has  retained  the risk of loss should the price of the underlying  security  decline.  The writer of an option has no control  over the time  when it may be  required  to  fulfill  its  obligation  as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing  purchase  transaction in order to terminate its obligation  under the option and must deliver the underlying  securities at the exercise  price.  If a put or call  option  purchased  by the  Fund is not sold  when it has  remaining value, and if the market price of the underlying security, in the case of a put, remains  equal to or greater than the exercise  price or, in the case of a call, remains less than or equal to the exercise price,  the Fund will lose its entire investment  in the  option.  Also,  where a put or call  option on a  particular security is purchased to hedge  against price  movements in a related  security, the price of the put or call  option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a  Fund  seeks  to  close  out  an  option  position.  Furthermore,  if  trading restrictions or suspensions are imposed on the options markets,  the Fund may be unable to close out a position.

     The  Fund's  purchases  of  options on  indices  will  subject  them to the following risks  described  below.  First,  because the value of an index option depends  upon  movements  in the level of the index  rather  than the price of a particular security,  whether the Fund will realize gain or loss on the purchase of an option on an index  depends  upon  movements in the level of prices in the market  generally or in an industry or market  segment  rather than movements in the price of a particular security.  Accordingly,  successful use by the Fund of options on indices is subject to the Advisor's  ability to predict correctly the direction of movements in the market generally or in a particular industry. This requires  different skills and techniques than predicting  changes in the prices of individual securities.

     Second, index prices may be distorted if trading of a substantial number of securities  included in the index is interrupted  causing the trading of options on that index to be halted.  If a trading halt  occurred,  the Fund would not be able to close put options  which it had  purchased and the Fund may incur losses if the underlying  index moved adversely  before trading  resumed.  If a trading halt occurred and restrictions  prohibiting the exercise of options were imposed through  the close of trading on the last day before  expiration,  exercises  on that day would be  settled  on the basis of a closing  index  value that may not reflect  current price  information  for  securities  representing a substantial portion of the value of the index.

     Third,  if the Fund holds an index  option and  exercises  it before  final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised  option to fall  "out-of-the-money,"  the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable  multiplier) to the assigned  writer.  Although the
Fund may be able to  minimize  this risk by  withholding  exercise  instructions until just before the daily cutoff time or by selling rather than exercising the option  when the  index  level is close  to the  exercise  price,  it may not be possible to  eliminate  this risk  entirely  because the cutoff  times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Other Investments

     The Board of Trustees  may, in the future,  authorize the Fund to invest in securities  other than those listed in this SAI and in the Prospectus,  provided that such investments would be consistent with the Fund's  investment  objective and  that  they  would  not  violate  any  fundamental  investment  policies  or restrictions.

INVESTMENT RESTRICTIONS

Fundamental  Investment  Policies  and  Restrictions:  The Fund has  adopted the
----------------------------------------------------
following fundamental investment  restrictions,  which cannot be changed without the approval of a "majority of the outstanding  voting  securities" of the Fund.
Under the 1940 Act, a "majority of the outstanding  voting securities" of a fund means the vote of: (i) more than 50% of the outstanding voting securities of the fund;  or (ii) 67% or more of the  voting  securities  of the fund  present at a meeting,  if the holders of more than 50% of the outstanding  voting  securities are present or represented by proxy, whichever is less.

Concentration:  The Fund  will not make  investments  that  will  result  in the concentration  (as that term may be defined  in the 1940 Act,  any rule or order thereunder,  or SEC staff  interpretation  thereof)  of its  investments  in the securities of issuers primarily engaged in the same industry, provided that this restriction  does not limit the Fund from  investing  in  obligations  issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The SEC staff currently takes the position that a fund concentrates its investments in a particular  industry  if more than 25% of its net assets is  invested in issuers within the industry.

Senior  Securities  &  Borrowing:  The Fund may not borrow money or issue senior securities,  except as the 1940 Act, any rule or order thereunder,  or SEC staff interpretation thereof, may permit.

Underwriting:  The Fund may not  underwrite  the  securities  of other  issuers, except  that the Fund may  engage in  transactions  involving  the  acquisition, disposition or resale of its portfolio securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Real Estate: The Fund may not purchase or sell real estate, unless acquired as a result of ownership of  securities or other  instruments  and provided that this restriction  does not prevent the Fund from  investing in issuers  which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Commodities:  The Fund may not  purchase or sell  physical  commodities,  unless acquired  as a result  of  ownership  of  securities  or other  instruments  and provided  that this  restriction  does not  prevent  the Fund from  engaging  in transactions  involving  futures  contracts and options  thereon or investing in securities that are secured by physical commodities.

Lending:  The Fund may not make loans,  provided that this  restriction does not prevent the Fund from  purchasing  debt  obligations,  entering into  repurchase agreements,  loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental  Policies  and  Restrictions:  In  addition  to the  fundamental
--------------------------------------------
investment  policies and  restrictions  described above, and the various general investment policies described in the Prospectus, the Fund will be subject to the following investment restrictions,  which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Other Investment Companies:  The Fund is permitted to invest in other investment companies,  including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in  connection  with a  merger,  reorganization,  consolidation  or other similar  transaction.  However,  the Fund may not  operate  as a "fund of funds"
which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

Illiquid Securities:  The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within  seven days at  approximately  the value at which the Fund has valued the investment.

In applying  the Fund's  fundamental  policy  concerning  concentration  that is described  above, it is a matter of  non-fundamental  policy that investments in certain  categories of companies  will not be considered to be  investments in a particular  industry.  For example:  (i)  financial  service  companies  will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;  (ii) technology companies will be divided according to their products
and  services,  for  example,  hardware,  software,   information  services  and
outsourcing,  or  telecommunications  will each be a  separate  industry;  (iii)
asset-backed  securities will be classified  according to the underlying  assets securing such securities;  and (iv) utility  companies will be divided according to their services,  for example,  gas, gas transmission,  electric and telephone will each be considered a separate industry.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

     The Fund has made certain limited arrangements that permit third parties to accept purchases and redemption  orders on the Fund's behalf.  Third parties may charge  transaction  fees  or  set  different  minimum  investment  amounts.  In addition,  third parties are  authorized to designate  other  intermediaries  to receive purchase and redemption orders on the Fund's behalf.

Purchasing Shares

     You may purchase  shares of the Fund  without any sales  charge  through an investment  advisor,  financial  planner,  broker,  dealer  or other  investment professional  or through a fund  supermarket or retirement  plan.  Shares of the
Fund are offered on a continuous  basis by the  distributor.  Other  persons may receive compensation for their marketing and shareholder servicing activities in the form of 12b-1 fees payable by the Fund under its 12b-1 Plan.

     The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund.  The minimum  initial  investment  is $2,500 and additional  investments must total at least $50. The minimum initial  investment for  qualified  retirement  accounts  is $1,000  ($500 for  Coverdell  Education
Savings  IRAs) and  there is no  minimum  for  subsequent  investments  in these accounts.  The Fund may also  change or waive its  policies  concerning  minimum investment  amounts  at any  time.  The  Fund's  Transfer  Agent  maintains  all shareholder transaction(s) records for the Fund.

     The  Fund  does  not  intend  to  issue  certificates  representing  shares purchased.  You will have the same  rights of  ownership  with  respect  to such shares as if certificates had been issued.

     You may buy  shares at the  Fund's  net asset  value per share  (NAV).  The
Fund's  NAV is  calculated  once  daily as of the  close  of the New York  Stock
Exchange  ("NYSE")  (usually 4:00 P.M.  eastern time) every day that the Fund is open for business  (generally,  the same days that the NYSE is open).  As of the date of this SAI, the NYSE  observes  the  following  holidays:  New Year's Day,
Martin  Luther  King Jr.  Day,  Presidents'  Day,  Good  Friday,  Memorial  Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The NAV is determined by dividing the value of the Fund's securities,  cash and other assets,  minus all expenses and  liabilities,  by the number of shares outstanding.  The Fund's  securities  are valued each day at their market value, which  usually  means the last  quoted  sale price on the  security's  principal exchange  on that  day.  Expenses  and fees of the Fund,  including  management, distribution  and  shareholder  servicing fees, are accrued daily and taken into account for the purpose of determining the net asset value.

     Cash and receivables are valued at their  realizable  amounts.  Interest is recorded  as  accrued  and  dividends  are  recorded  on the  ex-dividend  date.
Portfolio securities listed on a securities exchange, except those listed on the
Nasdaq National Market(R)and Small-CapSM exchanges ("Nasdaq"),  for which market quotations are readily available are valued at the last quoted sale price of the day.  Portfolio  securities  traded on the  Nasdaq  will be valued at the Nasdaq
Official  Closing  Price  ("NOCP")  on each  Business  Day.  If there is no such reported sale on an exchange or Nasdaq,  the  portfolio  security will be valued within the range of the most  recent  quoted  bid and ask  prices.  The  current market value of any option held by the Fund is its last  reported  sale price on the exchange on which the security  underlying the option is principally traded.
Lacking any sales that day,  options are valued at the mean  between the bid and asked  quotations at the close of the exchange.  The value of a foreign security is determined as of the close of trading on the foreign  exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier.

     Corporate bonds, U.S.  government  securities and money market  instruments are valued at the scheduled close of the NYSE. If a significant  event affecting the value of domestic or foreign  securities  occurs after the closing  price of the  security is obtained  but prior to the  calculation  of the Fund's NAV, the security  may be valued at fair  value  using  procedures  adopted by the Fund's
Board of Trustees.

     When you buy  shares,  if you  submit a check or a draft  that is  returned unpaid to the Fund,  the Fund may impose a $25 charge  against  your account for each returned item. All checks,  drafts, wires and other payment mediums used to buy or sell shares of the Fund must be  denominated  in U.S.  dollars.  The Fund may, in its sole  discretion,  either (a) reject any order to buy or sell shares denominated  in any  other  currency  or  (b)  honor  the  transaction  or  make adjustments to your account for the  transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

Selling Shares

     Shares  of the  Fund  may be  redeemed  on any  business  day that the Fund calculates  its NAV. The sale price will be the next NAV  calculated  after your order is accepted by the Fund's  transfer agent. No fees are imposed by the Fund when shares are sold.

     You may sell your  shares by giving  instructions  to the  Fund's  transfer agent by mail or by  telephone.  The  Fund  will use  reasonable  procedures  to confirm that  instructions  communicated  by  telephone  are genuine and, if the procedures are followed,  will not be liable for any losses due to  unauthorized or fraudulent telephone transactions. During times of drastic economic or market changes,  the telephone  redemption  privilege may be difficult to implement and the Fund reserves the right to suspend this privilege.

     Certain written requests to sell shares require a signature guarantee.  For example, a signature  guarantee may be required if you sell shares worth $10,000 or more if your  address of record on the account  application  has been changed within the last 30 days,  or if you ask that the proceeds be sent to a different person or address.  A signature  guarantee  is used to help  protect you and the
Fund from  fraud.  You can  obtain a  signature  guarantee  from most  banks and securities  dealers,  but not from a notary public.  Signature  guarantees  must appear  together with the  signature(s)  of the registered  owner(s),  on: (1) a written  request for  redemption;  or (2) a separate  instrument of  assignment, which  should  specify the total  number of shares to be redeemed  (this  "stock power" may be obtained from the Fund or from most banks or stock brokers).

     If you sell shares through a securities dealer or investment  professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

     Delivery of the proceeds of a redemption  of shares  purchased and paid for by check shortly before the receipt of the request may be delayed until the Fund determines  that the Custodian has  completed  collection of the purchase  check which may take up to 10 days. Also,  redemption  requests for accounts for which purchases  were made by wire may be delayed  until the Fund receives a completed application  for the  account.  The Board of  Trustees  may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock  Exchange  is  restricted  as  determined  by the SEC or such exchange  is closed for other than  weekends  and  holidays,  (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the
SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

     Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments  exceed  distributions  received from the
Fund.  This is  especially  likely to occur if there is a market  decline.  If a withdrawal amount exceeds the value of your account, your account will be closed and the  remaining  balance in your  account  will be sent to you.  Because  the amount  withdrawn  under the plan may be more than your actual  yield or income, part of the payment may be a return of your investment.

     If dividend  checks are returned to the Fund marked  "unable to forward" by the  postal  service,  we will  consider  this a request  by you to change  your dividend option to reinvest all  distributions.  The proceeds will be reinvested in additional shares at NAV until we receive new instructions.

     If mail is  returned  as  undeliverable  or we are  unable to locate you or verify your current mailing  address,  we may deduct the costs of any efforts to find you from your account.  These costs may include a percentage of the account when a search  company  charges a  percentage  fee in exchange  for its location services.

     Distribution  or redemption  checks sent to you do not earn interest or any other income  during the time the checks remain  uncashed.  Neither the Fund nor its  affiliates  will be liable for any loss caused by your failure to cash such checks.

     The Fund also  reserves  the right to make a  "redemption  in-kind"  if the amount you are  redeeming  is large enough to affect Fund  operations  or if the redemption  would otherwise  disrupt the Fund. For example,  the Fund may redeem shares in-kind if the amount represents more than 1% of the Fund's assets.  When the Fund makes a  "redemption  in-kind"  it pays the  redeeming  shareholder  in portfolio  securities  rather than cash.  If shares are  redeemed  in kind,  the redeeming  shareholder  may incur  brokerage  costs in converting  the assets to cash. The method of valuing  securities used to make redemptions in kind will be the same as the method of valuing  portfolio  securities  described above.  Such valuation will be made as of the same time the redemption price is determined.

     In  addition,  if your account  balance  falls below  $1,000,  the Fund may request that you  increase  your  balance.  If it is still below $1,000 after 60 days, the Fund may automatically close your account and send you the proceeds.

MANAGEMENT OF THE TRUST

Trustees and Officers

     The  Trust is  governed  by a Board of  Trustees  that is  responsible  for protecting the interests of shareholders.  The Trustees are experienced business persons who meet throughout the year to oversee the Trust's  activities,  review contractual  arrangements  with companies that provide services to the Fund, and review  performance.  The names  and  business  addresses  of the  Trustees  and officers  of  the  Trust,  together  with  information  as  to  their  principal occupations during the past five years, are listed on the charts below.

Interested Trustee
                                                                           # of Portfolios
                                 Term of Office                            in Fund Complex     Other
Name, Age,          Position(s)  and Length of      Principal Occupation    Overseen by     Directorships
Address           Held with Trust Time Served       During Past Five Years    Trustee      Held by Trustee
-------           --------------- -----------       ----------------------    -------      ---------------

None/1/

/1/Mr.  James R. Rutherford serves as a Trustee  Emeritus.  Mr. Rutherford was a
Managing Director of Barrett Associates, Inc. from 1973 to 2003 and served as an
Interested Trustee of the Fund from 2000 to 2003.

Independent Trustees

                                                                            # of Portfolios
                                 Term of Office                             in Fund Complex     Other
Name, Age,          Position(s)  and Length of       Principal Occupation    Overseen by     Directorships
Address           Held with Trust Time Served        During Past Five Years    Trustee      Held by Trustee
-------           --------------- -----------        ----------------------    -------      ---------------

Gerard E. Jones      Trustee      Indefinite Term -  Managing Partner, Gerard     1           Tractor Supply
43 Arch Street,                   Independent        E. Jones, P.C., since                    Company
2nd Floor                         Trustee of the     April 2003; Advisor,
Greenwich, CT 06830               Trust since        Corporate Governance
Age: 67                           August 2003;       Advisors, LLC, since
                                  Trustee Emeritus   April 2003; Of Counsel,
                                  of the Trust from  Shipman & Goodwin, LLP
                                  2000 to 2003;      from June 2001 to April
                                  Independent        2003; Partner, Bingham
                                  Trustee of the     Dana, LLP, formerly known
                                  Trust from its     as Richards & O'Neil, LLP
                                  inception in 1998  from 1972 through 2001.
                                  to December 2000.

Ronald E. Kfoury     Trustee      Indefinite Term -  Chief Executive Officer      1           CDCOM
482 Menlo Oaks                    Independent        of Clockware, Inc.                       Clockware
Drive                             Trustee of the     (software company) since
Menlo Park, CA                    Trust since its    November 2000;
94025                             inception in 1998. previously, Managing
Age: 46                                              Director, Analect,
                                                     Limited (management
                                                     consulting) from 1992
                                                     through 2000.

Edward M. Mazze,     Trustee      Indefinite Term -  Dean, College of Business    1           Washington
PhD.                              Independent        Administration of the                    Trust Bancorp.,
The University of                 Trustee of the     University of Rhode                      Inc.;
Rhode Island                      Trust since        Island since 1998;                       Technitrol, Inc.
College of                        January 2001.      Director, Technitrol Inc.
Business                                             since 1985; Director,
Administration                                       Washington Trust Bancorp.
350 Ballentine Hall                                  Inc. since 2000; Honorary
Kingston, RI  02881                                  Board Member, Delaware
Age: 63                                              Valley College of Science
                                                     and Agriculture since
                                                     1997; previously, Dean of
                                                     the Belk College of
                                                     Business Administration
                                                     of the University of
                                                     North Carolina at
                                                     Charlotte from 1993 to
                                                     1998.

--------------------------------------

Officers
                                                                                # of
                     Position(s)                                            Portfolios in       Other
                       Held        Term of Office                             Fund Complex  Directorships
    Name, Age,         With         and Length of     Principal Occupation    Overseen by      Held by
      Address         Trust          Time Served     During Past Five Years     Officer        Officer
      -------         -----          -----------     ----------------------     -------        -------
John D. Barrett II Chairman        Indefinite Term  Managing Director,            1              None
90 Park Avenue                     Since            Chairman and Chief
New York, NY                       December         Executive Officer of
10016                              1998             Barrett Associates, Inc.
Age:  68                                            since 1970; previously,
                                                    Partner at Clark, Dodge &
                                                    Co.

Peter H. Shriver   President       Indefinite Term  President of Barrett          1              None
90 Park Avenue                     Since            Associates, Inc. since
New York, NY                       January          April 2004, Managing
10016                              2004             Director since 1989.
Age:  52

Robert J. Voccola  Treasurer and   Indefinite Term  Managing Director of          1              None
90 Park Avenue     Principal       Since            Barrett Associates, Inc.
New York, NY       Financial       January 2004     since 1987 and Chief
10016              Officer                          Investment Officer since
Age:  66                                            February 2001;
                                                    previously, Director of
                                                    Research of Barrett
                                                    Associates, Inc.

Russell O. Vernon  Vice President; Indefinite Term  Vice President and Chief      1              None
90 Park Avenue     Chief           Since September  Operating Officer of
New York, NY       Compliance      2004             Barrett Associates, Inc.
10016              Officer and                      since April 2004, and
Age: 46            Anti-Money                       Chief Compliance Officer
                   Laundering                       since September 2004;
                   Compliance                       previously, President and
                   Officer                          CEO of VCE Capital, Inc.
                                                    from November 2000 to
                                                    April 2004; and Director
                                                    of Investment Operations
                                                    at Warburg Pincus Asset
                                                    Management from October
                                                    1996 to April 2000.

Paula J. Elliott   Secretary       Indefinite Term  Vice President of Barrett     1              None
90 Park Avenue                     Since            Associates, Inc. since
New York, NY                       December         1995.   Anti-Money
10016                              1998             Laundering Compliance
Age:  54                                            Officer from February
                                                    2003 to September 2004
                                                    and Compliance Officer
                                                    from January 2004 to
                                                    September 2004.

Michele A. Ward    Vice President  Indefinite Term  Managing Director of          1              None
90 Park Avenue                     Since            Barrett Associates, Inc.
New York, NY                       January          since November 2003;
10016                              2004             previously, Chief
Age:  43                                            Investment Officer of
                                                    Retirement System
                                                    Investors since 2002, and
                                                    portfolio manager for
                                                    Columbus Circle Investors
                                                    from 1989-2002.

Robert J. Milnamow Vice President  Indefinite Term  Managing Director of          1              None
90 Park Avenue                     Since            Barrett Associates, Inc.
New York, NY                       January          since November 2003;
10016                              2004             previously, Managing
Age:   53                                           Member at Thayer Pond
                                                    Capital, LLC since 2001
                                                    and Senior Portfolio
                                                    Manager at Rockefeller &
                                                    Co. from 1998-2001.

Compensation of Trustees

     The Trust does not compensate the Trustees who are officers or employees of the Advisor.  For the period up to September 9, 2004, each  Independent  Trustee received a fee of $500 for each  meeting  of the  Trustees  that they  attend in person or by  telephone.  At the  quarterly  Board  meeting held on September 9,
2004, the Independent  Trustees  determined to change the  compensation  paid to
Independent  Trustees.  Beginning on October 1, 2004, each  Independent  Trustee will  receive an annual  retainer of $5,000 paid in  quarterly  installments  of
$1,250 and the  Independent  Trustees  will no longer  receive a per meeting fee after that date.  Trustees  are  reimbursed  for travel and other  out-of-pocket expenses in connection with their attendance at Board meetings.  The Board holds
regular   quarterly   meetings  each  year,  and  the  Trustees  receive  annual compensation  from the  Trust  for  serving  on the  Board  and  attending  such meetings. The Trust does not offer any retirement benefits for Trustees.  During the fiscal year ended June 30,  2004,  there were four  regular  meetings of the
Board of Trustees.

     During  the  fiscal  year ended June 30,  2004,  the  Independent  Trustees received the following compensation from the Trust:

                                          Aggregate
                                        Compensation
  Name of Trustee            Title       from Trust
  ---------------            -----       ----------

Gerard E. Jones *           Trustee        $2,500
Ronald E. Kfoury            Trustee        $2,500
Edward M. Mazze             Trustee        $2,500
James R. Rutherford    Trustee Emeritus      $0

-------------
* Mr.  Jones was  appointed  an  Independent  Trustee  by the other  Independent
Trustees on August 20, 2003.

     The  following  tables  provide  the  dollar  range  of  equity  securities beneficially owned by the board members of the Fund as of December 31, 2003.

Interested Trustee
                                                           Aggregate Dollar Range of Equity
                                                             Securities in All Registered
                                                           Investment Companies Overseen by
                      Dollar Range of Equity Securities               Trustee in
Name of Trustee                  in the Fund                Family of Investment Companies
---------------                  -----------                ------------------------------

      None                      Not Applicable                      Not Applicable

Independent Trustees
                                                            Aggregate Dollar Range of Equity
                                                            Securities in All Registered
                                                          Investment Companies Overseen by
                      Dollar Range of Equity Securities               Trustee in
Name of Trustee                 in the Fund                Family of Investment Companies
---------------                 -----------                ------------------------------

Gerard E. Jones                     None                                None
Ronald E. Kfoury                    None                                None
Edward M. Mazze                     None                                None

     The Trust has an Audit  Committee,  which  assists the Board of Trustees in fulfilling its duties relating to the Trust's accounting and financial reporting practices,  and also serves as a direct line of communication  between the Board of Trustees and the independent  auditors.  The specific  functions of the Audit
Committee  include  recommending  the engagement or retention of the independent auditors,  reviewing with the  independent  auditors the plan and the results of the  auditing  engagement,  approving  professional  services  provided  by  the independent auditors prior to the performance of such services,  considering the range of audit and non-audit fees, reviewing the independence of the independent auditors, reviewing the scope and results of the Trust's procedures for internal auditing, and reviewing the Trust's system of internal accounting controls.

     The Audit Committee consists of all of the Independent Trustees as follows:
Gerard E. Jones,  Ronald E.  Kfoury and Edward J. Mazze.  During the fiscal year ended June 30, 2004,  there was one meeting of the Audit  Committee.  All of the then members of the Audit Committee were present for the meeting.

Principal Shareholders

     As of September 30, 2004, no persons owned  beneficially  5% or more of the outstanding shares of the Fund.

     As of September  30, 2004,  the officers and  Trustees,  as a group,  owned
0.62% of the outstanding shares of the Barrett Growth Fund.

PROXY VOTING POLICIES AND PROCEDURES

     The Board of Trustees on behalf of the Fund has  delegated the authority to vote  proxies  related  to the  portfolio  securities  held  by the  Fund to the
Advisor. In exercising its proxy voting authority, the Advisor will vote proxies in accordance  with the Proxy Voting  Policies and Procedures  (Policies) it has
adopted.

     The  Advisor's  Policies  are  designed  and  implemented  in a way that is reasonably  expected  to ensure  that  proxy  matters  are  handled  in the best interest  of  clients  for whom the  Advisor  has  voting  authority.  While the guidelines  included in the  procedures  are intended to provide a benchmark for voting standards,  each vote is ultimately cast on a case-by-case  basis, taking into consideration the Advisor's contractual  obligations to its clients and all other relevant facts and  circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Advisor deems appropriate).

     The Advisor has a proxy voting  committee (the "Proxy  Committee")  that is responsible for administering and overseeing the proxy voting process. The Proxy
Committee  reviews all proxies to determine  which  accounts are impacted and to confirm proxy voting authority. The Proxy Committee is headed by a chairman (the
"Committee  Chairman") who is responsible  for  determining  appropriate  voting positions  on each  proxy  and  whether  there  are any  material  conflicts  of interest.

     The  Advisor  votes  proxies  solely in the  interests  of the Fund and its shareholders. As a matter of policy, the officers, trustees and employees of the
Fund,  the Advisor and the Proxy  Committee  will not be  influenced  by outside sources  whose  interests  conflict  with  the  interests  of the  Fund  and its shareholders. All conflicts are resolved in the interests of the Fund's clients.
If a  material  conflict  of  interest  exists,  (i)  to the  extent  reasonably practicable  and permitted by applicable  law, the client is promptly  notified, the conflict is  disclosed  and the Advisor  obtains the  client's  proxy voting instructions,  and (ii) to the extent that it is not  reasonably  practicable or permitted by  applicable  law to notify the client and obtain such  instructions
(e.g.,  the client is a mutual fund or other  commingled  vehicle or is an ERISA plan client),  the Advisor seeks voting  instructions  from an independent third party, e.g. Institutional Shareholder Services.

     Issues to be  considered  when  reviewing  proxies for  material  conflicts include, but are not limited to, the following:  (i) whether the Advisor (or, to the extent required to be considered by applicable law, its affiliates)  manages assets for the issuer or an  employee  group of the issuer or  otherwise  has an interest in the issuer;  (ii) whether the Advisor,  or an officer or director of the  Advisor,  or a  member  of the  Proxy  Committee  - those  responsible  for recommending the proxy vote (together,  "Voting Persons") is a close relative of or has a personal or business relationship with an issuer,  executive,  director or person who is a candidate for director of the issuer or is a participant in a proxy  contest;  and (iii)  whether  there is any  other  business  or  personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

     In the  absence  of a  conflict  of  interest,  the  Chairman  of the Proxy
Committee  determines  votes on a  case-by-case  basis  taking into  account the voting guidelines contained in the Proxy Voting Guidelines,  as described below.
For  avoidance  of doubt,  depending  on the best  interest  of each  individual client, the Advisor may vote the same proxy differently for different clients. A record of the Committee Chairman's decision,  including its basis, is maintained by the Proxy Coordinator.

Barrett Associates' Proxy Voting Guidelines

     Barrett Associates has adopted general proxy voting  guidelines,  which are summarized below.  These guidelines are not an exhaustive list of all the issues that may arise and the Advisor cannot anticipate all future  situations.  In all
cases,   each  proxy  will  be  considered  based  on  the  relevant  facts  and circumstances.

Board of Directors

     The Advisor  votes  proxies for the  election of a company's  nominees  for directors  and for  board-approved  proposals on other  matters  relating to the board of directors with the following exceptions: (i) votes are withheld for the entire board of  directors if the board does not have a majority of  independent directors  or the  board  does  not  have  nominating,  audit  and  compensation committees composed solely of independent directors,  (although, for mutual fund companies,  where there is generally  not a  compensation  committee,  votes are withheld for the entire board of directors if the board does not have a majority of  independent  directors  or the  board  does not have  nominating  and  audit committees  composed solely of independent  directors);  (ii) votes are withheld for any nominee for director who is  considered an  independent  director by the company  and who has  received  compensation  from the  company  other  than for service as a director; (iii) votes are withheld for any nominee for director who attends less than 75% of board and committee  meetings without valid reasons for absences; and (iv) votes are cast on a case-by-case basis in contested elections of directors.

Executive Compensation

     The Advisor  generally favors  compensation  programs that relate executive compensation  to  a  company's  long-term  performance.  Votes  are  cast  on  a
case-by-case   basis  on   board-approved   proposals   relating  to   executive
compensation,  except as follows: (i) where the Advisor is otherwise withholding votes for the entire  board of  directors,  the Advisor  votes for stock  option plans that will result in a minimal  annual  dilution;  (ii) the  Advisor  votes against  stock option plans or proposals  that permit  replacing or repricing of underwater  options;  (iii) the Advisor  votes  against  stock option plans that permit  issuance  of options  with an exercise  price below the stock's  current market price; and (iv) except where the Advisor is otherwise  withholding  votes for the entire board of directors, the Advisor votes for employee stock purchase plans that limit the  discount  for shares  purchased  under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

Matters Relating to Capitalization

     The  management  of a  company's  capital  structure  involves  a number of important  issues,  including cash flows,  financing needs and market conditions that are unique to the circumstances of each company.  As a result,  the Advisor votes on a case-by-case basis on board-approved proposals involving changes to a company's capitalization except where the Advisor is otherwise withholding votes for the  entire  board of  directors.  In  general,  (i) the  Advisor  votes for proposals  relating to the  authorization of additional  common stock;  (ii) the
Advisor  votes for  proposals to effect stock splits  (excluding  reverse  stock splits); and (iii) the Advisor votes for proposals  authorizing share repurchase programs.

Acquisitions, Mergers, Reorganizations and Other Transactions

     The Advisor votes these issues on a  case-by-case  basis on  board-approved transactions.

Matters Relating to Anti-Takeover Measures

     The Advisor votes against  board-approved  proposals to adopt anti-takeover measures  except as follows:  (i) the Advisor votes on a  case-by-case  basis on proposals to ratify or approve  shareholder  rights plans;  and (ii) the Advisor votes on a case-by-case basis on proposals to adopt fair price provisions.

Other Business Matters

     The Advisor  votes for  board-approved  proposals  approving  such  routine business matters such as changing the company's name,  ratifying the appointment of auditors and procedural  matters  relating to the  shareholder  meeting.  The
Advisor votes on a case-by-case  basis on proposals to amend a company's charter
or  bylaws.   The  Advisor  votes  against   authorization   to  transact  other
unidentified, substantive business at the meeting.

Shareholder Proposals

     SEC regulations permit  shareholders to submit proposals for inclusion in a company's proxy statement.  These proposals generally seek to change some aspect of a company's  corporate  governance  structure or to change some aspect of its business operations.  The Advisor votes in accordance with the recommendation of the  company's  board of  directors  on all  shareholder  proposals,  except  as follows: (i) the Advisor votes for shareholder  proposals to require shareholder approval of  shareholder  rights plans;  (ii) the Advisor votes for  shareholder proposals that are  consistent  with the Advisor's  proxy voting  guidelines for board-approved proposals; and (iii) the Advisor votes on a case-by-case basis on other  shareholder  proposals where the firm is otherwise  withholding votes for the entire board of directors.

Voting Shares of Investment Companies

     The Advisor may utilize shares of open or closed-end  investment  companies to  implement  its  investment  strategies.  Shareholder  votes  for  investment companies that fall within the  categories  listed above are voted in accordance with those  guidelines.  The Advisor votes on a case-by-case  basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund, changes in fundamental  investment restrictions and the role the fund plays in the clients' portfolios. The Advisor votes on a  case-by-case  basis all proposals  that would result in increases in expenses  (e.g.,  proposals  to adopt 12b-1  plans,  alter  investment  advisory arrangements  or approve fund mergers) taking into account  comparable  expenses for similar funds and the services to be provided.

     Where  there may be a  potential  conflict  of  interest  if the Advisor is receiving  investment  advisory  fees from an  investment  company,  the Advisor generally  votes in support of decisions  reached by the majority of independent directors.

Voting Shares of Foreign Issuers

     In the event  the  Advisor  is  required  to vote on  proxies  relating  to securities issued by foreign issuers,  i.e., issuers that are incorporated under the laws of a foreign  jurisdiction and that are not listed on a U.S. securities exchange or the Nasdaq stock market,  the following  guidelines are used,  which are premised on the existence of a sound  corporate  governance  and  disclosure framework.  These  guidelines,  however,  may  not  be  appropriate  under  some circumstances for foreign issuers and therefore apply only where applicable.  In general,  Barrett  Associates votes (i) for shareholder  proposals calling for a majority of the directors to be independent of management,  (ii) for shareholder proposals  seeking to increase the independence of board  nominating,  audit and compensation  committees,  and (iii) for  shareholder  proposals  that implement corporate  governance  standards similar to those established under U.S. federal law and the  listing  requirements  of U.S.  stock  exchanges,  and  that do not otherwise  violate  the laws of the  jurisdiction  under  which the  company  is incorporated.

     Barrett  Associates votes on a case-by-case  basis on proposals relating to
(i) the  issuance of common  stock in excess of 20% of a  company's  outstanding common  stock where  shareholders  do not have  preemptive  rights,  or (ii) the issuance  of common  stock in excess of 100% of a company's  outstanding  common stock where shareholders have preemptive rights.

     Shareholders   may   view  a   summary   of   the   Policies   on-line   at
www.barrettfunds.com.  Alternatively,  shareholders  may  request  copies of the
Policies  free  of  charge  by  calling  the  Proxy   Committee   toll  free  at
1-877-363-6333 or by sending a written request to: Barrett Associates,  Inc., 90
Park Avenue, New York, New York 10016, Attention: Proxy Committee. Copies of the
Fund's proxy voting records have been filed with the SEC on Form N-PX and posted on the SEC website at www.sec.gov  and reflect the  twelve-month  period July 1,
2003  through  June 30,  2004.  Updated  proxy  voting  records  for the  period beginning  July 1, 2004 and ending  June 30,  2005 will be filed with the SEC no later than August 31, 2005 and will be available at www.sec.gov.

INVESTMENT ADVISOR AND MANAGEMENT AGREEMENT

     Barrett Associates, Inc., with principal offices located at 90 Park Avenue,
New York, New York 10016, is the Fund's investment  advisor.  Barrett Associates is  registered as an investment  advisor  under the  Investment  Advisers Act of
1940, as amended.  Barrett  Associates was founded in 1937 and currently manages approximately  $1.8 billion in client  assets.  The firm has  approximately  975 client  relationships,  including families,  individuals,  foundations and other
organizations  or  entities.   Barrett  Associates  has  served  as  the  Fund's
investment manager since the Fund's inception on December 29, 1998.

     Barrett  Associates is a majority-owned  subsidiary of Legg Mason,  Inc., a financial  services holding company with  approximately  $1.56 billion in equity capital and  headquartered  in  Baltimore,  Maryland.  Legg  Mason,  through its subsidiaries,  is  engaged  in  securities  brokerage  and  trading,  investment management of institutional and individual accounts and company-sponsored mutual funds,  investment  banking  for  corporations  and  municipalities,  commercial mortgage banking and other financial services. Legg Mason's principal investment management  subsidiaries include Western Asset Management Company,  Batterymarch
Financial Management,  Inc., Legg Mason Funds Management,  Inc., Bartlett & Co.,
Brandywine  Asset  Management,  Inc.,  Legg Mason Capital  Management,  Inc. and
Private Capital Management,  Inc. Through its investment advisory  subsidiaries,
Legg Mason has more than $286 billion in assets under management as of March 31,
2004.

     Legg Mason acquired its initial interest in Barrett  Associates on February
5, 2001, and has entered into an agreement  with Barrett  Associates and certain of its shareholders to purchase the remaining shares of Barrett  Associates over a five-year  period.  The  acquisition  of Barrett  Associates  is designed as a revenue  sharing  arrangement,  and it is intended that Barrett  Associates will retain its name and will continue to be managed and operated by Mr.  Barrett and the other  senior  executives  of the firm.  In  connection  with the Legg Mason transaction,  Legg Mason entered into employment and non-compete agreements with certain Barrett  Associates  personnel.  All of the current  Barrett  Associates shareholders  will continue to be equity owners of the firm until the Legg Mason
Acquisition  is completed.  There have been no changes in the  management of the
Fund as a result of the sale of Barrett Associates.

     Barrett  Associates serves as the Fund's investment  advisor pursuant to an
Investment  Management  Agreement  dated as of March 7,  2001  (the  "Management
Agreement"),  which  was  approved  by  shareholders  in view of the Legg  Mason acquisition.  The Management Agreement contains terms substantially identical to the previous Investment Management Agreement dated November 11, 1998 between the
Trust and Barrett Associates.

     Under the Management Agreement,  the Advisor, subject to the supervision of the Trustees,  provides a continuous  investment program for the Fund, including investment  research and management with respect to securities,  investments and cash equivalents,  in accordance with the Fund's investment objective,  policies and restrictions as set forth in its Prospectus and this SAI and the resolutions of  the  Trustees.  The  Advisor  is  responsible  for  effecting  all  security transactions  on behalf of the  Fund,  including  the  allocation  of  principal business and portfolio brokerage and the negotiation of commissions. The Advisor also maintains books and records with respect to the securities  transactions of the Fund and  furnishes to the Trustees  such  periodic or other  reports as the
Trustees may request.

     The Fund is  obligated  to pay the Advisor a monthly fee equal to an annual rate  of  1.00%  of the  Fund's  average  daily  net  assets.  The  Advisor  has contractually  agreed to waive  its  advisory  fee or assume as its own  expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total  operating  expenses of the Fund do not exceed 1.25% of average daily net assets  through  October 31,  2005.  In the event that Fund assets grow to a point where fee waivers and expense  payments are not  necessary to maintain the expense  limitation,  the Advisor may seek to recoup amounts waived or paid, but only  within a period of three  years  from the date such  amount  was waived or paid.  For the fiscal years ended June 30, 2004 and June 30,  2003,  the Advisor waived its entire advisory fee and therefore  received no compensation  from the
Fund. Absent the expense  limitation  agreement  undertaken by the Advisor,  the
Advisor would have been entitled to receive  advisory fees totaling  $16,468 and
$14,049  for  the  fiscal  years  ended  June  30,  2004,  and  June  30,  2003, respectively.  In addition, the Advisor also assumed $88,870 and $48,788 in Fund expenses  for  the  fiscal  years  ended  June  30,  2004  and  June  30,  2003, respectively.

     During the past fiscal year, the Board of Trustees, including a majority of the Independent  Trustees,  approved renewal of the Fund's Management Agreement.
In reaching this decision, the Board of Trustees evaluated information furnished throughout  the year at regular  board  meetings,  in  addition  to  information specifically  furnished  for the  annual  board  meeting  held  to  specifically
consider  such  renewal.   Such  information  included  reports  on  the  Fund's
investment   performance,   expenses,   portfolio   composition  and  sales  and
redemptions,  along with related  financial  statements,  information  about the scope and  quality of  services  provided  by the  Advisor,  as well as periodic
reports  relating  to  compliance  with  the  Fund's  investment   policies  and
restrictions.  The information  furnished annually to the Board of Trustees also included  special  reports  comparing  the  Fund's  investment  performance  and expenses with those of other mutual funds deemed comparable to the Fund.

     In considering such material,  the Independent Trustees received assistance and advice from and met  separately  with  independent  counsel.  Based upon its
review  of  such  material  and   information   together  with  other   relevant
information,  the  Board  of  Trustees,  including  a  majority  of  Independent
Trustees, concluded that continuance of the Management Agreement was appropriate and in the best interest of Fund  shareholders.  In reaching this decision,  the
Board of Trustees  took into account a  combination  of factors,  including  the performance of the Fund, the  reasonableness of expenses charged to the Fund and the quality of services provided to the Fund.

     Performance  of the Fund was  considered  in reference  to other  long-term capital  appreciation and the maximization of after-tax  returns.  In evaluating
performance,   attention  was  given  to  both  the   short-term  and  long-term
performance  of the Fund in  comparison  with its peer group,  in  comparison to
indices  relevant  with  similar  investment  objectives,   and  to  the  Fund's
compliance with its specific investment objectives and investment restrictions.

     In considering the  reasonableness of expenses,  consideration was given to the advisory fee charged to the Fund in relation to similar  funds.  Emphasis is placed on the Fund's overall  comparative expense ratio within its peer group in view of the various other functions,  such as underwriting,  transfer agency and shareholder servicing provided to the Fund under separate agreements.

     In  considering  the scope and quality of investment  management  services, consideration  was given to the Advisor's  continuing need to attract and retain qualified  investment  management  staff, the portfolio  research and management process,  and the  record  of  compliance  with  Fund  investment  policies  and restrictions,  as well as the Code of Ethics which governs  personal  securities trading by Fund management.

     The Board of Trustees  also  considers  the extent to which the Advisor may potentially  achieve  economies  of scale and possibly  derive  other  ancillary benefits from Fund  operations,  including the  allocation of Fund brokerage and the use of "soft"  commission  dollars  to pay for  research  and other  similar services.

     During the term of the Management Agreement,  the Advisor pays all expenses incurred by it in connection with its activities  thereunder  except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services  furnished  by the  Advisor  under  the  Management  Agreement  are not exclusive, and the Advisor is free to perform similar services for others.

     Unless  sooner  terminated  in accordance  with its terms,  the  Management
Agreement is initially  effective for a period of two years and may be continued
from year to year,  provided that such continuance is approved at least annually by a vote of the  holders of a  "majority"  (as  defined in the 1940 Act) of the outstanding  voting  securities of the Fund,  or by the Trustees,  and in either event by vote of a majority of the  Trustees of the Trust who are not parties to either Management Agreement or "interested persons" (as defined in the 1940 Act)
of any such party,  cast in person at a meeting called for the purpose of voting on such approval.  The required  shareholder approval of any continuance will be effective  with  respect to the Fund if a  majority  of the  outstanding  voting securities of the Fund votes to approve such continuance.

     The Management  Agreement will automatically  terminate in the event of its
"assignment"  as that term is  defined  in the 1940 Act,  and may be  terminated without penalty at any time upon 60 days' written notice to the other party: (i)
by the majority vote of all the Trustees or by majority vote of the  outstanding voting securities of the Fund; or (ii) by the Advisor.

     The Management  Agreement may be amended by the parties  provided,  in most cases, that such amendment is specifically approved by the vote of a majority of the outstanding  voting  securities of the Fund and by the vote of a majority of the Trustees who are not interested persons of the Fund or of the Advisor,  cast in person at a meeting called for the purpose of voting upon such approval.

     Under the terms of the Management Agreement,  the Advisor will be liable to the Fund or the Trust only for losses  resulting from a breach of fiduciary duty with respect to the receipt of compensation for services,  willful  misfeasance, bad faith, gross negligence, or reckless disregard of duty.

     The  Advisor  and the  Trust  have  agreed  that the Trust may use the name
"Barrett" only so long as Barrett  Associates  serves as investment  advisor for the Trust or Fund, or as Barrett Associates may permit.

CODE OF ETHICS

     Both the Fund and the Advisor  have  adopted a Code of Ethics that  governs the  conduct  of  employees  of the Fund and  Advisor  who may  have  access  to
information  about  the  Fund's   securities   transactions.   T.O.   Richardson
Securities,  Inc., the Fund's Distributor,  has also adopted a Code of Ethics to govern the  conduct of its  employees  who may also have  access to  information about the Fund's securities  transactions.  The Code of Ethics is based upon the recognition  that such persons owe a fiduciary  duty to the Fund's  shareholders and must place the interests of shareholders ahead of their own interests. Among other  things,  the Code of Ethics:  (i) requires the  preclearance  of personal securities  transactions;  (ii) contains  certain  blackout periods for personal trading of securities  which may be considered  for purchase or sale by the Fund or other  clients  of the  Advisor;  and  (iii)  contains  prohibitions  against personal trading of initial public offerings. Violations of the code are subject to review by the Trustees and could result in severe penalties.

SERVICE AGREEMENTS

     As more  fully  described  below,  the Trust has  entered  into a number of agreements with U.S. Bancorp Fund Services,  LLC ("U.S.  Bancorp"),  a Wisconsin
limited  liability  company,  pursuant  to which  management-related  and  other services are performed for the Fund. U.S.  Bancorp serves as the  Administrator,
Transfer and Dividend  Disbursing  Agent,  and Fund  Accountant.  The  principal offices of U.S.  Bancorp are  located at 615 East  Michigan  Street,  Milwaukee,
Wisconsin 53202. U.S. Bank, N.A., located at 425 Walnut Street, Cincinnati, Ohio
45202, serves as the Fund's Custodian.

Administrator

     Pursuant to a Fund Administration  Servicing Agreement with the Trust dated as of November  11, 1998 (the "Fund  Administration  Agreement"),  U.S.  Bancorp
serves as Administrator of the Fund and, subject to the direction and control of the Trustees,  supervises  all aspects of the operation of the Fund except those performed  by the  Fund's  Advisor.  As  administrator,  U.S.  Bancorp  receives asset-based  fees at the  annual  rates of 0.06% on the first  $200  million  of average  daily net assets,  0.05% on the next $500 million of average  daily net assets and 0.03% on average  daily net assets above $700  million,  subject to a minimum  amount of $30,000 per year. For the fiscal years ended on June 30, 2004 and June 30, 2003, the Trust paid U.S.  Bancorp  administrative  fees of $35,594 and $28,160, respectively.

     Under the Fund  Administration  Agreement,  U.S.  Bancorp  provides certain administrative  services and  facilities for the Fund.  These  services  include preparing  and  maintaining  books,  records,  tax and  financial  reports,  and monitoring compliance with state and federal regulatory requirements.

Fund Accounting

     Pursuant to a Fund Accounting  Servicing  Agreement with the Trust dated as of  November  11,  1998 (the  "Fund  Accounting  Agreement"),  U.S.  Bancorp  is
responsible  for  (i)  accounting  relating  to  the  Fund  and  its  investment transactions;  (ii)  maintaining  certain  books and records of the Fund;  (iii)
determining  daily the net asset  values  per share of the Fund and  calculating yield,  dividends and capital gains  distributions;  and (iv) preparing security position,  transaction and cash position reports.  For the fiscal years ended on
June 30, 2004 and June 30, 2003,  the Trust paid U.S.  Bancorp  fund  accounting fees of $27,277 and $22,370, respectively.

     Under the Fund  Accounting  Agreement,  U.S.  Bancorp  maintains  portfolio trading  records and records of brokerage  activity in order to provide  monthly brokerage reports that identify brokers and set forth commission  amounts.  U.S.
Bancorp also  monitors  periodic  distributions  of gains or losses on portfolio sales and  maintains a daily  listing of  portfolio  holdings.  U.S.  Bancorp is responsible for expenses accrued and payment  reporting  services.  U.S. Bancorp provides tax accounting  services and tax-related  financial  information to the
Trust.  U.S. Bancorp also monitors  compliance with the regulatory  requirements relating to maintaining accounting records.

Transfer Agent

     Pursuant to a Transfer Agency  Servicing  Agreement with the Trust dated as of November  11,  1998,  as amended on October 22,  2002 (the  "Transfer  Agency
Agreement"), U.S. Bancorp also acts as the Trust's transfer, dividend disbursing and redemption  agent.  U.S.  Bancorp  provides  certain  shareholder  and other
services  to  the  Trust,   including:   furnishing   account  and   transaction
information;  providing  mailing  labels  for  the  distribution  to the  Fund's shareholders of financial reports, prospectuses, proxy statements and other such materials;  providing compliance  reporting;  calculating  distribution plan and marketing expenses; and maintaining  shareholder account records. For the fiscal years  ended on June 30,  2004 and June 30,  2003,  the Trust paid U.S.  Bancorp shareholder servicing fees of $45,508 and $37,641, respectively.

     U.S.  Bancorp is  responsible  for  processing  orders for Fund  shares and
ensuring  appropriate   participation  with  the  National  Securities  Clearing
Corporation  for  transactions  with Fund shares.  If so requested by the Trust,
U.S. Bancorp will produce shareholder lists and reports for proxy solicitations.
U.S.  Bancorp  receives  and  processes   redemption  requests  and  administers
distribution  of  redemption  proceeds.  U.S.  Bancorp also handles  shareholder inquiries and provides routine account  information.  In addition,  U.S. Bancorp prepares and files appropriate  tax-related information concerning dividends and distributions  to shareholders.  Finally,  U.S. Bancorp will also be responsible for the Fund's compliance with anti-money laundering and customer identification regulations.

Custodian

     Pursuant  to a  Custodian  Servicing  Agreement  with the Trust dated as of
November 11, 1998 (the "Custodian Agreement"), U.S. Bank, N.A. (the "Custodian")
acts as the  custodian  of the Trust's  securities  and cash.  The  Custodian is located  at 425  Walnut  Street,  Cincinnati,  OH  45202.  Portfolio  securities purchased in the U.S. are  maintained in the custody of the Custodian and may be entered into the Federal  Reserve  Book Entry System of the security  depository system of the Depository Trust  Corporation.  The Custodian  maintains  separate accounts in the name of each Fund of the Trust. The Custodian is responsible for holding and making payments of all cash received for the account of the relevant
Fund.

     From each  account the  Custodian  may make  payments  for the  purchase of securities,  payment of interest,  taxes, fees and other operating expenses. The
Custodian is  authorized to endorse and collect  checks,  drafts or other orders for payment.  The Custodian is also  responsible  for the release or delivery of portfolio securities.  Additionally,  the Custodian monitors compliance with the regulatory requirements of the Treasury Department, Internal Revenue Service and
the laws of the states.  The Custodian is  compensated on the basis of an annual fee  based on  market  value  of  assets  of the  Fund  and on fees for  certain transactions.

Distributor

     T.O.  Richardson  Securities,  Inc.  (the  "Distributor"),   located  at  2
Bridgewater  Road,  Farmington,  Connecticut,  06032  serves  as  the  principal underwriter  and national  distributor  for the shares of the Fund pursuant to a
Distribution  Agreement  with the  Trust  dated as of  November  11,  1998  (the
"Distribution Agreement").  T.O. Richardson Securities,  Inc. is registered as a broker-dealer  under  the  Securities  Exchange  Act of 1934  and  each  state's securities  laws and is a member of the NASD.  The offering of the Fund's shares is continuous.  The Distribution  Agreement  provides that the  Distributor,  as agent in connection with the  distribution of Fund shares,  will use appropriate efforts  to  solicit  orders  for the sale of Fund  shares  and  undertake  such advertising and promotion as it deems reasonable, including, but not limited to, advertising, compensation to underwriters, dealers and sales personnel, printing and mailing  prospectuses to persons other than current Fund  shareholders,  and printing and mailing sales literature. As compensation, the Distributor receives a monthly  fee  calculated  at an annual rate of $16,000 or 0.02% of the average daily net assets of the Fund,  whichever  is greater;  plus  certain  incidental fees. For the fiscal year ended June 30, 2004, the Distributor  received $19,614 in total compensation.

Distribution Plan

     The Board of  Trustees  has  adopted a  Distribution  Plan (the  "Plan") on behalf of the Fund, in  accordance  with Rule 12b-1 under the 1940 Act. The Fund is  authorized  under the Plan to use the assets of the Fund to  compensate  the
Advisor,  the Distributor or others for expenses incurred by such parties in the promotion and distribution of the shares of the Fund. The Plan is a compensation plan.  The  Plan  authorizes  the  use of  distribution  fees  to  pay  expenses including,  but not limited to, printing prospectuses and reports used for sales
purposes,    preparing    advertising   and   sales   literature,    and   other
distribution-related  expenses.  The maximum  amount  payable  under the Plan is
0.25% of the Fund's  average net assets on an annual  basis.  Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase  the cost of your  investment.  The plan is  intended  to,  among other
things,   compensate   parties  for  sales  of  the  Fund  and  service  to  its
shareholders,  and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader  asset base,  resulting in lower per share expense  ratios.  In addition,  a positive  cash flow into the Fund is useful in managing the Fund because the Advisor has more  flexibility in taking  advantage of new investment opportunities and handling shareholder redemptions.

     The NASD's  maximum  sales  charge  rule  relating  to mutual  fund  shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based.  This rule may operate to limit the aggregate  distribution fees to which shareholders may be subject under the terms of the Plan.

     The Plan requires that any person  authorized to direct the  disposition of monies paid or payable by the Fund pursuant to the Plan or any related agreement prepare  and  furnish to the  Trustees  for their  review,  at least  quarterly, written reports  complying with the requirements of the Rule and setting out the amounts  expended  under the Plan and the purposes for which those  expenditures were made.  The Plan  provides that so long as it is in effect the selection and nomination  of  Trustees  who are not  interested  persons  of the Trust will be committed  to the  discretion  of the  Trustees  then  in  office  who  are  not interested persons of the Trust.

     Neither the Plan nor any related  agreements can take effect until approved by a  majority  vote of both all the  Trustees  and those  Trustees  who are not interested  persons  of the Trust and who have no direct or  indirect  financial interest in the operation of the Plan or in any agreements  related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan and the related  agreements.  The Trustees approved the Plan on November 11, 1998 and it became effective on December 18, 1998.

     The  Plan  will  continue  in  effect  only so long as its  continuance  is specifically  approved at least annually by the Trustees in the manner described above for Trustee  approval of the Plan. The Plan for the Fund may be terminated at any time by a majority vote of the Trustees who are not interested persons of the  Trust  and  who  have no  direct  or  indirect  financial  interest  in the operations of the Plan or in any  agreement  related to the Plan or by vote of a majority of the outstanding voting securities of the Fund.

     The Plan may not be amended so as to materially  increase the amount of the distribution  fees for the Fund unless the amendment is approved by a vote of at least a majority of the outstanding  voting securities of the Fund. In addition, no material  amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.

     The  following is a breakdown of the expenses  paid by the Fund pursuant to the Plan for the fiscal year ended June 30, 2004:

Advertising or Marketing Expenses.............................................$0
Printing and Mailing of Prospectuses to Other than
     Current Shareholders.................................................$4,626
Compensation to Distributor..............................................$19,614
Compensation to Broker Dealers...........................................$16,931
                                                                         -------
Total                                                                    $41,171

*During the past fiscal year, the Advisor (rather than the Fund) separately paid
$8,666 for distribution related expenses.  Such expenses are the type that could be paid for by the Fund under its Plan if there were sufficient funds available.

Independent Registered Public Accounting Firm

     The Trust's  independent  registered public accounting firm, Tait, Weller &
Baker, audit the Trust's annual financial  statements and review the Trust's tax returns.  Tait,  Weller & Baker is located at 1818  Market  Street,  Suite 2400,
Philadelphia, PA 19103.

PORTFOLIO TRANSACTIONS AND TURNOVER

     The Fund's portfolio securities transactions are placed by the Advisor. The objective of the Fund is to obtain the best  available  prices in its  portfolio transactions,  taking into account the costs, promptness of executions and other qualitative considerations.  There is no pre-existing commitment to place orders with any broker,  dealer or member of an exchange.  The Advisor evaluates a wide range of  criteria  in  seeking  the most  favorable  price and  market  for the execution of transactions,  including the broker's  commission  rate,  execution capability, positioning and distribution capabilities,  information in regard to the  availability  of  securities,  trading  patterns,  statistical  or  factual information,  opinions  pertaining to trading strategy,  back office efficiency, ability to handle difficult trades,  financial stability,  and prior performance in servicing the Advisor and its clients.  In transactions on equity  securities
and  U.S.  government  securities  executed  in  the  over-the-counter   market,
purchases and sales are transacted directly with principal  market-makers except in those circumstances  where, in the opinion of the Advisor,  better prices and executions are available elsewhere.

     The Advisor, when effecting purchases and sales of portfolio securities for the account of the Fund,  will seek  execution of trades  either (i) at the most favorable and competitive  rate of commission  charged by any broker,  dealer or member  of an  exchange,  or (ii) at a higher  rate of  commission  charges,  if reasonable,  in relation to brokerage and research services provided to the Fund or the Advisor by such member, broker, or dealer. Such services may include, but are not  limited  to, any one or more of the  following:  information  as to the availability  of  securities  for  purchase  or  sale,  statistical  or  factual information, or opinions pertaining to investments. The Advisor may use research and  services  provided  by brokers and dealers in  servicing  all its  clients, including  the Fund,  and not all such  services  will be used by the Advisor in connection  with the Fund. In accordance with the provisions of Section 28(e) of the 1934 Act,  the Advisor may from time to time  receive  services and products which serve both research and non-research functions. In such event, the Advisor makes a good faith  determination  of the anticipated  research and non-research use of the product or service and allocates  brokerage  only with respect to the research component.  Brokerage may also be allocated to dealers in consideration of the  Fund's  share  distribution  but  only  when  execution  and  price  are comparable to that offered by other brokers.

     For the fiscal year ended June 30, 2004, the Fund paid $41,937 in brokerage commissions on transactions totaling $16,819,782. For the fiscal year ended June
30,  2003,  the Fund paid  $20,678  in  brokerage  commissions  on  transactions totaling $6,931,530.  All brokerage  commissions were paid to broker-dealers who provided research or brokerage services to the Advisor.

     The Advisor provides  investment advisory services to individuals and other institutional  clients,  including  corporate pension plans,  profit-sharing and other  employee  benefit  trusts,  and  other  investment  pools.  There  may be occasions in which other investment  advisory clients advised by the Advisor may also invest in the same  securities as the Fund.  When these clients buy or sell the same securities at substantially  the same time, the Advisor may average the transactions  as to price and allocate the amount of available  investments in a manner that it believes to be equitable to each client,  including  the Fund. On the other hand,  to the extent  permitted by law, the Advisor may  aggregate the securities  to be sold  or  purchased  for the  Fund  with  those  to be sold or purchased  for other  clients  managed by it in order to obtain lower  brokerage commissions, if any.

     The Fund does not engage in  frequent  trading  and  turnover  tactics  for short-term  gains,  however,  the  Advisor  will effect  portfolio  transactions without  regard to holding  period if, in its judgment,  such  transactions  are advisable  in light of a change in  circumstances  of a  particular  company  or within a  particular  industry  or in  general  market,  economic  or  financial conditions.  While the Fund anticipates that its annual portfolio  turnover rate should not exceed  50% under  normal  conditions,  it is  impossible  to predict portfolio  turnover rates. The portfolio turnover rate is calculated by dividing the lesser of the Fund's  annual  sales or  purchases  of  portfolio  securities
(exclusive of purchases or sales of securities  whose  maturities at the time of acquisition  were  one  year  or  less)  by the  monthly  average  value  of the securities in the portfolio during the year. The Fund's portfolio  turnover rate was 51% and 23% for the  fiscal  years  ended June 30,  2004 and June 30,  2003, respectively.

SHARES OF BENEFICIAL INTEREST

     The Trust is a series  statutory trust that currently  offers one series of shares. The beneficial interest of the Trust is divided into an unlimited number of  shares,  with a par value of $0.001  each.  Each  share has equal  dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights.  Shares, when issued,  will be fully paid and nonassessable.  Fractional shares  have  proportional  voting  rights.  Shares  of the  Fund  do  not  have cumulative  voting rights,  which means that the holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Trustees.  Shares will be maintained in open accounts on the books of the Transfer Agent, and certificates for shares will generally not be issued.

     If they deem it advisable and in the best  interests of  shareholders,  the
Trustees  may  create  additional  series of  shares,  each of which  represents interests  in a separate  portfolio  of  investments  and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and  dividends.  If  additional  series or classes of shares are  created,  shares of each series or class are  entitled to vote as a series  or class  only to the  extent  required  by the 1940 Act or as permitted by the Trustees.  Upon the Trust's liquidation,  all shareholders of a series  would  share  pro-rata in the net assets of such  series  available  for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the  distribution  of assets  belonging to any other series.

DIVIDENDS

     A shareholder will  automatically  receive all income dividends and capital gains  distributions  in additional  full and  fractional  shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or  distributions  in cash.  Shareholders  will receive a confirmation  of each new  transaction in their account.  The Trust will confirm all  account  activity,  including  the payment of  dividend  and capital  gains distributions and transactions made as a result of a Systematic  Withdrawal Plan or an Automatic  Investment  Plan.  Shareholders may rely on these statements in lieu of stock certificates.  Stock certificates  representing shares of the Fund will not be issued.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

Distributions

     Distribution of Net Investment  Income.  The Fund receives income generally in the form of dividends  and  interest on its  investments.  This income,  less expenses  incurred  in the  operation  of the Fund,  constitutes  the Fund's net investment  income from which dividends may be paid to you. If you are a taxable investor,  any  distributions by the Fund from such income (other than qualified dividends) will be taxable to you as ordinary  income,  whether you receive them in cash or in additional shares.

     Income  dividends  earned on the following income sources will be qualified dividends  subject  to a  maximum  rate  of tax of 15% for  individuals  (5% for individuals in the 10% and 15% federal rate bracket):

o        dividends paid by domestic corporations,
o        dividends paid by qualified foreign corporations, including:
          -    corporations incorporated in a possession of the U.S.,
          -    corporations  eligible  for income tax treaty  benefits  with the
               U.S. under treaties  determined by the Treasury  Department to be qualified, and
          -    corporations  whose  stock is  traded  on a  domestic  securities exchange.

     The Fund must meet  certain  holding  period  requirements  to qualify  its dividends for this treatment.  Specifically, the Fund must hold the stock for at least 60 days  during the  120-day  period  beginning  60 days  before the stock became ex-dividend (or 90-days and 180-days, respectively, for preferred stock).

     Dividends  from  corporations  exempt from tax and  dividends  from foreign personal holding  companies,  foreign  investment  companies and passive foreign investment  companies  (PFICs) do not qualify for this  favorable tax treatment.
Additionally,  income  dividends  paid from interest  earned by the Fund on debt securities will continue to be taxed at the higher ordinary income tax rates.

     Distributions of Capital Gains. The Fund may realize a capital gain or loss in connection  with sales or other  dispositions  of its  portfolio  securities.
Distributions  from net  short-term  capital  gains  will be  taxable  to you as ordinary income.  Distributions from net long-term capital gains will be taxable to you as long-term  capital  gains,  regardless  of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed  once  each  year,  and  may  be  distributed  more  frequently,  if necessary, to reduce or eliminate excise or income taxes on the Fund.

     For all sales of portfolio  securities occurring after May 5, 2003, the net capital  gain  on  these  sales,  when  distributed  to you as a  capital  gains dividend,  is subject to a maximum  rate of tax of 15% for  individuals  (5% for individuals in the 10% and 15% federal income tax  brackets).  In addition,  any net  long-term  capital gains you realize from the sale of Fund shares after May
5, 2003 is eligible for these reduced tax rates.

     Effect of  Foreign  Withholding  Taxes.  The Fund may be subject to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce the Fund's income dividends paid to you.

     Information on the Amount and Tax Character of Distributions. The Fund will
inform  you  of  the  amount  of  your  income   dividends   and  capital  gains
distributions at the time they are paid, and will advise you of their tax status for federal  income tax purposes  shortly after the close of each calendar year.
If you have not owned your Fund shares for a full year,  the Fund may  designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage  of income that may not be equal to the actual  amount of each type of income earned during the period of your investment in the Fund. Distributions declared  in  December  but paid in  January  are  taxable  to you as if paid in
December.

Taxes

     Election  to Be  Taxed  as a  Regulated  Investment  Company.  The Fund has
elected to be treated as a regulated  investment  company under  Subchapter M of the  Internal  Revenue  Code  (the  "Code").  It has  qualified  as a  regulated investment  company for its most recent fiscal year,  and intends to continue to qualify during the current fiscal year. As a regulated  investment company,  the
Fund generally pays no federal income tax on the income and gains it distributes to shareholders. The Fund's Board of Trustees reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to  shareholders.  In that case, the Fund would be subject to federal, and possibly state,  corporate taxes on its taxable income and gains, and  distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.

     Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the
Code  requires the Fund to  distribute  to  shareholders  by December 31 of each year, at a minimum,  the following  amounts:  98% of its taxable ordinary income earned  during the calendar  year;  98% of its capital  gains net income  earned during the twelve-month  period ending October 31; and 100% of any undistributed amounts  of these  categories  of income or gain from the prior  year.  The Fund intends to declare and pay these  distributions  in December  (or to pay them in
January,  in which case you must treat them as  received in  December),  but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

     Redemptions of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares,  or exchange your Fund shares for shares of either the First American Prime Obligations Fund or the First American
Tax-Free  Obligations  Fund, the IRS will require you to report any gain or loss on your redemption or exchange.  If you held your shares as a capital asset, the gain or loss  that you  realized  would  be  capital  gain or loss and  would be long-term or short-term, generally depending on how long you held your shares.

     Wash Sales. All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the
Fund (through  reinvestment of dividends or otherwise)  within 30 days before or after your share  redemption.  Any loss disallowed under these rules is added to your tax basis in the new shares.

     U.S.  Government  Securities.  The income earned on certain U.S. government securities  is  exempt  from  state and local  personal  income  taxes if earned directly by the  shareholder.  States also grant tax-free  status to mutual fund dividends paid to shareholders from interest earned on these securities, subject in some states to minimum investment or reporting  requirements that must be met by the Fund.  The  income on Fund  investments  in certain  securities,  such as repurchase  agreements,  commercial paper and federal agency-backed  obligations
(e.g.,  GNMA or FNMA  securities),  generally  does  not  qualify  for  tax-free treatment. The rules on exclusion of this income are different for corporations.

     Dividends-Received  Deduction for Corporations.  Dividends paid by the Fund
generally   will   qualify  for  the  70%   dividends-received   deduction   for
corporations,  but the portion of the dividends that so qualifies depends on the aggregate taxable qualifying dividend income received by such Fund from domestic
(U.S.)  sources.  The  dividends-received  deduction will be available only with respect to  dividends  designated  by the Fund as eligible  for such  treatment.
Additionally,   if  requested,   the  Fund  will  send  to  any  such  corporate
shareholders a statement each year advising the amount designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

     Investment in Complex Securities. The Fund may invest in complex securities that  could  require  it to adjust  the  amount,  timing  and/or  tax  character
(ordinary or capital) of gains and losses it  recognizes  on these  investments.
This,  in turn,  could affect the amount,  timing and/or tax character of income distributed to you. For example:

     Derivatives. The Fund is permitted to invest in certain options and futures contracts.  If the  Fund  makes  these  investments,  it could  be  required  to mark-to-market  these  contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these rules,  gains or losses  on the  contracts  generally  would be  treated  as 60%
long-term and 40% short-term gains or losses.  In determining its net income for excise tax  purposes,  the Fund also would be required to  mark-to-market  these contracts  annually as of October 31 (for capital gains net income) and December
31 (for taxable  ordinary  income),  and to realize and distribute any resulting income and gains.

     Tax straddles.  The Fund's  investment in options and futures  contracts in connection with certain hedging  transactions  could cause it to hold offsetting positions  in  securities.  If the Fund's risk of loss with  respect to specific securities  in its  portfolio is  substantially  diminished  by the fact that it holds  other  securities,  the Fund could be deemed to have  entered  into a tax
"straddle"  or to hold a  "successor  position"  that  would  require  any  loss realized by it to be deferred for tax purposes.

     Securities  Loans. The Fund may lend its investment  securities to approved
borrowers  who  need  to  borrow   securities  in  order  to  complete   certain
transactions.  By  lending  its  investment  securities,  the Fund  attempts  to increase  its income  through the  receipt of interest on the loan.  Payments in lieu of dividends received by the Fund on the loaned securities are not eligible for reduced rate of tax on "qualified dividends."

Each of these  investments  by the Fund in  complex  securities  is  subject  to special tax rules that could affect the amount,  timing  and/or tax character of income realized by the Fund and distributed to you.

     Non-U.S.  Investors.  Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification  requirements.
A shareholder  should  consult his or her tax advisor about the federal,  state, local or foreign tax consequences of his or her investment in the Fund.

FINANCIAL STATEMENTS

     The Fund's  Financial  Statements  for the fiscal year ended June 30, 2004, including the Report of Independent Accountants, are included in the Fund's most recent  Annual  Report to  Shareholders  and are  incorporated  into this SAI by reference.  The Annual Report may be obtained free of charge by calling the Fund at 1-877-363-6333,  or by writing to the Fund at its address listed on the cover of this SAI.

                               BARRETT GROWTH FUND
                       c/o U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                            Toll Free: (877) 363-6333

                               INVESTMENT ADVISOR
                            Barrett Associates, Inc.
                                 90 Park Avenue
                               New York, NY 10016

                                   DISTRIBUTOR
                        T.O. Richardson Securities, Inc.
                               2 Bridgewater Road
                              Farmington, CT 06032

                        ADMINISTRATOR, FUND ACCOUNTANT &
                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                                  LEGAL COUNSEL
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)       (1)  Agreement  and  Declaration  of  Trust of the  Registrant,  dated
               September  29,  1998,  is  incorporated  herein by  reference  to
               Registrant's Initial Registration Statement on Form N-1A as filed with the U.S.  Securities and Exchange Commission (the "SEC") via
               EDGAR on October 2, 1998.

          (2)  Certificate of Trust of the Registrant,  as filed in the State of
               Delaware  on  September  29,  1998,  is  incorporated  herein  by reference to Registrant's Initial Registration  Statement on Form
               N-1A as filed with the SEC via EDGAR on October 2, 1998.

(b)  By-laws  of  the  Registrant  are  incorporated   herein  by  reference  to
     Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on
     Form N-1A as filed with the SEC via EDGAR on December 18, 1998.

(c)  Instruments Defining the Rights of Security Holders.

     See Article III,  "Shares" and Article V  "Shareholders'  Voting Powers and
     Meetings" of the Registrant's  Agreement and Declaration of Trust, which is incorporated herein by reference.

     See also,  Article  II,  "Meetings  of  Shareholders"  of the  Registrant's
     By-Laws, which are incorporated herein by reference.

(d)  Investment  Management  Agreement between Barrett Associates,  Inc. and The
     Barrett Funds,  on behalf of the Barrett Growth Fund,  dated as of March 7,
     2001, is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's  Registration  Statement on Form N-1A as filed with the
     SEC via EDGAR on October 30, 2001.

(e)  Distribution  Agreement  between  The  Barrett  Funds  and T.O.  Richardson
     Securities,  Inc. dated as of November 11, 1998, is incorporated  herein by
     reference  to   Post-Effective   Amendment   No.  2  to  the   Registrant's
     Registration  Statement  on Form  N-1A as filed  with the SEC via  EDGAR on
     October 30, 2000.

(f)  Bonus or Profit Sharing Contracts.

     Not Applicable.

(g)       (1)  Custodian   Servicing   Agreement  between  the Barrett Funds and
               Firstar   Bank,   N.A.,   dated  as  of  December  18,  1998,  is
               incorporated herein by reference to Post-Effective  Amendment No.
               2 to the  Registrant's  Registration  Statement  on Form  N-1A as
               filed with the SEC via EDGAR on October 30, 2000.

          (2)  Amendment  effective  January 1, 2002 to the Custodian  Servicing
               Agreement  reflecting the  Custodian's  name change to U.S. Bank,
               N.A.  is  incorporated  herein  by  reference  to  Post-Effective
               Amendment  No. 4 to the  Registrant's  Registration  Statement on
               Form N-1A as filed with the SEC via EDGAR on October 28, 2002.

(h)       (1)  Fund  Administration  Servicing  Agreement  between  The  Barrett
               Funds, on behalf of its series, and Firstar Mutual Fund Services,
               LLC,  dated as of December 18, 1998,  is  incorporated  herein by reference to  Post-Effective  Amendment No. 2 to the Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on October 30, 2000.

               (a)  Amendment   effective   January   1,   2002   to  the   Fund
                    Administration   Servicing  Agreement  reflecting  the  name
                    change to U.S.  Bancorp Fund Services,  LLC is  incorporated herein by reference to Post-Effective Amendment No. 4 to the
                    Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on October 28, 2002.

          (2)  Transfer Agent Servicing  Agreement between The Barrett Funds, on behalf of its series,  and Firstar  Mutual  Fund  Services,  LLC, dated  as  of  December  18,  1998,  is  incorporated  herein  by reference to  Post-Effective  Amendment No. 2 to the Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on October 30, 2000.

               (a)  Amendment  effective  January 1, 2002 to the Transfer  Agent
                    Servicing  Agreement  reflecting  the  name  change  to U.S.
                    Bancorp  Fund  Services,   LLC  is  incorporated  herein  by
                    reference  to   Post-Effective   Amendment   No.  4  to  the
                    Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on October 28, 2002.

               (b)  Form of Amendment effective October 22, 2002 to the Transfer
                    Agent  Servicing  Agreement  reflecting  the  delegation  of anti-money  laundering duties to U.S. Bancorp Fund Services,
                    LLC is  incorporated  herein by reference to  Post-Effective
                    Amendment No. 5 to the Registrant's  Registration  Statement
                    on Form N-1A as filed with the SEC via EDGAR on October  28,
                    2003.

          (3)  Fund Accounting Servicing Agreement between The Barrett Funds, on behalf of its series,  and Firstar  Mutual  Fund  Services,  LLC, dated  as  of  December  18,  1998,  is  incorporated  herein  by reference to  Post-Effective  Amendment No. 2 to the Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on October 30, 2000.

               (a)  Amendment  effective  January 1, 2002 to the Fund Accounting
                    Servicing  Agreement  reflecting  the  name  change  to U.S.
                    Bancorp  Fund  Services,   LLC  is  incorporated  herein  by
                    reference  to   Post-Effective   Amendment   No.  4  to  the
                    Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on October 28, 2002.

(i)  Opinion and Consent of Stradley,  Ronon,  Stevens & Young, LLP, independent counsel to the Registrant,  dated December 18, 1998, is incorporated herein by  reference  to  Post-Effective  Amendment  No.  3  to  the  Registrant's
     Registration  Statement  on Form  N-1A as filed  with the SEC via  EDGAR on
     October 30, 2001.

(j)       (1)  Consent  of  independent  public  auditors is  filed  herewith as
               Exhibit No. EX-99.j.1.

          (2)  Power of Attorney for the Registrant and Trustees  (except Gerard
               E. Jones),  dated  October 29, 2001,  is  incorporated  herein by reference to  Post-Effective  Amendment No. 3 to the Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on October 30, 2001.

          (3)  Power of Attorney for Gerard E. Jones, dated October 19, 2003, is incorporated herein by reference to Post-Effective  Amendment No.
               5 to the  Registrant's  Registration  Statement  on Form  N-1A as
               filed with the SEC via EDGAR on October 28, 2003.

(k)  Omitted Financial Statements

     Not Applicable.

(l)  Initial Capital Agreements

     Not Applicable.

(m)  Rule 12b-1 Distribution  Plan,  effective February 5, 2001, is incorporated herein by reference to  Post-Effective  Amendment No. 3 to the Registrant's
     Registration  Statement  on Form  N-1A as filed  with the SEC via  EDGAR on
     October 30, 2001.

(n)  Rule 18f-3 Plan

     Not Applicable.

(p)  Amended and  Restated  Joint Code of Ethics of the  Registrant  and Barrett
     Associates, Inc. is filed herewith as Exhibit No. EX-99.p.1.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

Reference is made to Article VII, Section 7.02 of the Registrant's Agreement and
Declaration of Trust as incorporated herein by reference.

Pursuant  to Rule  484  under  the  Securities  Act of  1933,  as  amended,  the
Registrant furnishes the following undertaking:  "Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and  controlling  persons of the  Registrant  pursuant to the foregoing provisions,  or otherwise,  the Registrant has been advised that, in the opinion of the  Securities  and Exchange  Commission,  such  indemnification  is against public policy as expressed in the Act and is, therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee,  officer or controlling  person of the Registrant in the  successful  defense of any action, suit or proceeding) is asserted by such trustee,  officer or controlling  person in connection with the securities being registered,  the Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

Barrett  Associates,  Inc.,  the  investment  advisor to the Barrett Growth Fund series, provides investment advisory services consisting of portfolio management for a variety of individuals and  institutions  and currently has  approximately
$1.8  billion  in assets  under  management.  Additional  information  regarding
Barrett Associates,  Inc. and information  concerning the officers and directors of Barrett Associates,  Inc. is included in its Form ADV, as filed with the U.S.
Securities and Exchange Commission ("SEC")  (registration number 801-831) and is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER.

(a)  T.O. Richardson  Securities,  Inc., underwriter for The Barrett Funds, also serves as distributor for the following entities:

     Grand Prix Funds
     Fremont Mutual Funds, Inc.
     Professionally Managed Portfolios
     Builders Fixed Income Fund, Inc.
     The Masters' Select Funds

(b)  The  following  tables  sets  forth  information  as to  the  Distributor's
     Directors, Officers, Partners and Control Persons:

  Name and Principal Business Address      Positions and Offices with       Positions and Offices with
                                                   Underwriter                         Fund
---------------------------------------- -------------------------------- -------------------------------

Samuel Bailey, Jr.                                President and                        None
2 Bridgewater Road                           Chief Executive Officer
Farmington, CT  06032

L. Austine Crowe                                 Vice President                        None
2 Bridgewater Road
Farmington, CT  06032

Kathleen M. Russo                         Vice President and Secretary                 None
2 Bridgewater Road
Farmington, CT  06032

(c)  The  following  table sets  forth all  commissions  and other  compensation received, directly or indirectly, from the Fund during the last fiscal year by the principal  underwriter,  who is not an affiliated person of the Fund or an affiliated person of an affiliated person:

                        Net Underwriting      Compensation on
  Name of Principal       Discounts and       Redemptions and         Brokerage
     Underwriter           Commissions          Repurchases          Commissions      Other Compensation
---------------------- -------------------- -------------------- -------------------- --------------------
   T.O. Richardson             NA                   NA                   NA                $19,614/1/
  Securities, Inc.

/1/ This amount includes a $16,000  minimum annual fee, plus additional  charges for registration costs,  advertising review and other expenses passed through to the Fund.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

The  accounts,  books  or  other  documents  of the  Registrant  required  to be maintained by Section 31(a) of the  Investment  Company Act of 1940, as amended, and the rules  promulgated  thereunder  will be  located  at the  offices of the
Registrant and at additional locations as follows:

Name                                                 Address
----                                                 --------

Barrett Associates, Inc.                             90 Park Avenue
                                                     New York, NY  10016

U.S. Bancorp Fund Services, LLC                      615 East Michigan Street
                                                     Milwaukee, Wisconsin  53202

U.S. Bank, N.A.                                      425 Walnut Street
                                                     Cincinnati, OH 45202

ITEM 29. MANAGEMENT SERVICES.

All  management-related  service contracts are discussed in Parts A or B of this
Registration Statement.

ITEM 30. UNDERTAKINGS.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the  series of the  Registrant  is  delivered  with a copy of the relevant latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act") and the Investment  Company Act of 1940, as amended,  the Registrant certifies  that it  meets  all of the  requirements  for  effectiveness  of this
Registration  Statement under Rule 485(b) under the 1933 Act and has duly caused this  Registration  Statement  to be  signed on its  behalf by the  undersigned, thereto  duly  authorized,  in the city of New York on the 26th day of  October,
2004.

                                             The Barrett Funds
                                             (Registrant)

                                             By:  /s/ Peter H. Shriver
                                                  ------------------------------
                                                   Peter Shriver, President

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the date indicated below.

/s/ Peter H. Shriver             President and Trustee        October 26, 2004
---------------------------
Peter H. Shriver

/s/Ronald E. Kfoury              Trustee                      October 26, 2004
---------------------------
Ronald E. Kfoury*

/s/Edward J. Mazze, Ph.D.        Trustee                      October 26, 2004
---------------------------
Edward J. Mazze, Ph.D.*

/s/Gerard E. Jones               Trustee                      October 26, 2004
---------------------------
Gerard E. Jones*

/s/ Robert J. Voccola            Treasurer and Principal      October 26, 2004
---------------------------      Financial Officer
Robert J. Voccola

* By:     /s/ Peter H. Shriver
          --------------------------
         Peter H. Shriver
         Pursuant to Powers-of-Attorney

                                  EXHIBIT INDEX
                                  -------------

FORM N-1A                                                        EDGAR
EXHIBIT NO.        DESCRIPTION                                   EXHIBIT NO.

Item 23(j)(1)      Consent of Auditors                           EX-99.j.1

Item 23(p)         Amended and Restated Joint Code of Ethics     EX-99.p.1